UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2006

Date of reporting period:	1/31/2006

Item 1–	Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JANUARY 31, 2006

STRATEGIC PARTNERS

STYLE SPECIFIC FUNDS

STRATEGIC PARTNERS

Large Capitalization Value Fund

OBJECTIVE

Seeks total return consisting of capital appreciation and dividend income

STRATEGIC PARTNERS

Small Capitalization Value Fund

OBJECTIVE

Seeks above-average capital appreciation

STRATEGIC PARTNERS

Total Return Bond Fund

OBJECTIVE

Seeks total return consisting of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

STRATEGIC    PARTNERS

STYLE SPECIFIC FUNDS

March 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners Style Specific Funds informative and useful. To save the Funds the expenses of separate mailings, we have bound both notification of a change in how small capitalization stocks are defined for the Small Capitalization Value Fund and amendments to the Prospectus of several funds together with the semiannual report, although they are legally separate documents.

As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Style Specific Funds

Strategic Partners Style Specific Funds	1

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Strategic Partners Style Specific Funds

Strategic Partners Small Capitalization Value Fund

The purpose of this notice is to alert you to an important change in the investment policy of the Strategic Partners Small Capitalization Value Fund (the “Fund”), effective May 30, 2006. The Fund currently follows a non-fundamental policy of normally investing at least 80% of the Fund’s investable assets in common stocks and securities convertible into common stocks of companies with a total market capitalization of less than $2.5 billion (measured at the time of purchase).

At a recent meeting, the Board of Trustees of Strategic Partners Style Specific Funds approved a change in the Fund’s non-fundamental investment policy. Under the revised policy, the Fund will invest, under normal circumstances, at least 80% of the Fund’s investable assets in common stocks of small companies. Small companies may be defined as those companies with market capitalizations comparable to those found in the Russell 2000 Value Index. As of December 31, 2005, the Russell 2000 Value Index market capitalization range was from approximately $31.4 million to $3.6 billion. Market capitalization is measured at the time of purchase.

Notice Date: March 30, 2006.

LR0020

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STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

Strategic Partners Total Return Bond Fund

Strategic Partners Small Capitalization Value Fund

Strategic Partners Large Capitalization Value Fund

Supplement dated March 30, 2006 to

Prospectus and Statement of Additional Information (SAI)

dated September 29, 2005

Effective as of March 30, 2006, except as otherwise noted below, each Fund listed above has changed certain of its investment policies. Each of the investment policy changes is discussed below:

Strategic Partners Total Return Bond Fund

Structured Notes

The discussion pertaining to the types of debt securities that the Fund may invest in, appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Policies—Debt Portfolio” is hereby amended to include structured notes as a permissible type of debt security.

The section of the SAI entitled “Description of the Funds, Their Investments and Risks—Corporate and Other Debt Obligations” is hereby supplemented by adding the following discussion pertaining to structured notes:

The Total Return Bond Fund may invest in structured notes. The values of the structured notes in which a Fund will invest may be linked to equity securities or equity indices or other instruments or indices (“reference instruments”). These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security, instrument, or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any

Strategic Partners Style Specific Funds	3

further declines or increases in the reference instrument may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

Foreign Currency Hedging

The section of the Prospectus entitled “How the Funds Invest—Other Investments and Strategies—Derivative Strategies” is hereby amended by including the following new discussion:

The Total Return Bond Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Foreign Currency Forward Contracts

The discussion pertaining to foreign currency forward contracts, appearing in the section of the Prospectus entitled “How the Funds Invest—Other Investments and Strategies—Futures Contracts and Related Options and Foreign Currency Forward Contracts” is hereby replaced in its entirety with the following:

The Total Return Bond Fund may enter into foreign currency forward contracts and options, in several circumstances, with one of the purposes being to protect the value of its assets against future changes in the level of currency exchange rates. Each Fund’s dealings in foreign currency forward contracts and options can be used for, but may not be limited to, hedging involving either specific transactions or portfolio positions. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange and payment on the contract is made upon delivery, rather than daily.

Collateralized Loan Obligations and Collateralized Debt Obligations

The discussion pertaining to the investment policies of the Total Return Bond Fund, appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Policies—Debt Portfolio” is hereby amended by adding collateralized loan obligations and collateralized debt obligations as permissible types of debt securities.

To reflect this change, the following language is hereby added to the same section of the Prospectus:

The Fund may invest in collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). CLOs and CDOs are debt securities backed by an

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underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures or swaps. CDOs and CLOs provide a single security that has the economic characteristics of a diversified portfolio. The cash flows generated by the collateral are used to pay interest and principal to investors. Investments in CDOs and CLOs will be limited to 5 % of the total assets of the Fund.

To reflect this change, the section of the SAI entitled “Description of the Funds, Their Investments and Risks” is hereby amended by adding the following language:

Collateralized Loan Obligations (CLOs) and Collateralized Debt Obligations (CDOs)

The Total Return Bond Fund may invest in collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs) (collectively referred to as CDOs). In a typical CDO investment, the Fund will purchase a security that is backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures and swaps (including credit default swaps). The cash flows generated by the collateral are used to pay interest and principal to the Fund.

The portfolio underlying the CDO security is subject to investment guidelines. However, a Fund that invests in a CDO cannot monitor the underlying obligations of the CDO, and is subject to the risk that the CDO’s underlying obligations may not be authorized investments for the Fund. In addition, a CDO is a derivative, and is subject to credit, liquidity and interest rate risks, as well as volatility. The market value of the underlying securities at any time will vary, and may vary substantially from the price at which such underlying securities were initially purchased. The amount of proceeds received upon sale or disposition, or the amount received or recovered upon maturity, may not be sufficient to repay principal and interest to investors, which could result in losses to the Fund.

The securities issued by a CDO are not traded in organized exchange markets. Consequently, the liquidity of a CDO security is limited and there can be no assurance that a market will exist at the time that the Fund sells the CDO security. CDO investments may also be subject to transfer restrictions that further limit the liquidity of the CDO security.

Foreign Securities

The discussion appearing in the section of the Prospectus entitled “Risk/Return Summary” is hereby amended by increasing the amount of Fund assets which may be invested in foreign-currency denominated debt obligations. As amended, the Fund may invest up to 30% of its total assets in non-U.S. dollar denominated foreign debt obligations.

Strategic Partners Style Specific Funds	5

To reflect this change, the table appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Risks” is hereby amended to increase the maximum permitted amount of Fund assets which may be invested in foreign securities. As amended, the Fund may invest up to 30% of its total assets in non-U.S. dollar foreign debt obligations.

Money Market Instruments

The table appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Risks—Money market instruments” is hereby amended to increase the maximum permitted amount of Fund assets which may be invested in money market securities on a normal basis. As amended, each Fund may invest a varying percentage of Fund assets in money market instruments on a normal basis, and may invest up to 100% of Fund assets in money market securities on a temporary basis.

Municipal Securities

The Fund has adopted a policy that provides that, under normal market conditions, the Fund intends to invest no more than 10% of net assets in municipal securities.

To reflect this new policy, the following language is added to the section of the SAI entitled “Description of the Funds, Their Investments and Risks—Other Investment Strategies—Corporate and Other Debt Obligations:”

Municipal Securities. The Total Return Bond Fund may, from time to time, invest in municipal bonds, which may be general obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.

The Fund may invest in municipal notes including tax, revenue and bond anticipation notes which are issued to obtain funds for various public purposes. The Fund may invest in municipal asset-backed securities, which are debt obligations, often issued through a trust or other investment vehicles that are backed by municipal debt obligations and accompanied by a liquidity facility. A Fund may invest in municipal securities with the right to resell such securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date. Such a right to resell is commonly referred to as a “put” or “tender option.”

Municipal securities include notes and bonds issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia, the interest on which is generally eligible for exclusion from federal income tax and, in certain instances,

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applicable state or local income and personal property taxes. Such securities are traded primarily in the over-the-counter market.

The interest rates payable on certain municipal bonds and municipal notes are not fixed and may fluctuate based upon changes in market rates. Municipal bonds and notes of this type are called “variable rate” obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate obligations should enhance the ability of the Fund to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation.

Variable or floating rate securities include participation interests therein and inverse floaters. Floating rate securities normally have a rate of interest that is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills. The interest rate on floating rate securities changes whenever there is a change in the designated base interest rate. Variable rate securities provide for a specific periodic adjustment in the interest rate based on prevailing market rates and generally would allow a Fund to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the Fund paid for them. Some floating rate and variable rate securities have maturities longer than 397 calendar days but afford the holder the right to demand payment at dates earlier than the final maturity date. Such floating rate and variable rate securities will be treated as having maturities equal to the demand date or the period of adjustment of the interest rate whichever is longer.

An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed rate bond. Generally, income from inverse floating rate bonds will decrease when short-term interest rates increase, and will increase when short-term interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities.

Strategic Partners Style Specific Funds	7

The Fund will not invest more than 10% of its net assets in municipal securities.

Options Transactions

The discussion pertaining to options transactions, appearing in the section of the SAI entitled “Description of the Funds, Their Investments and Risks—Risk Management and Return Enhancement Strategies—Options on Securities” is hereby amended by removing the limitation which provides that a Fund may only write covered put options to the extent that cover for such options does not exceed 25% of the Fund’s net assets. In addition, the limitation which provides that a Fund’s use of straddles will be limited to 5% of each Fund’s net assets is hereby removed.

Investment Limits

The section of the Prospectus entitled “How the Funds Invest—Investment Risks” is hereby amended by replacing the existing language with the language set forth below:

As noted previously, all investments involve risk, and investing in the Funds is no exception. Since a Fund’s holdings can vary significantly from broad market indexes, performance of that Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Funds’ principal strategies and certain of the Funds’ non-principal strategies. Unless otherwise noted, a Fund’s ability to engage in a particular type of investment is expressed as a percentage of investable assets. With respect to Total Return Bond Fund, The Fund’s ability to engage in a particular type of investment is expressed as a percentage of total assets, except with respect to investments in debt obligations, which is expressed as percentage of investable assets.

Strategic Partners Small Capitalization Value Fund

In the Prospectus, in the sub-section on page 9 entitled “Strategic Partners Small Capitalization Value Fund (the Small Cap Value Fund)”, effective May 30, 2006, the fourth sentence is removed and replaced with the following:

We normally invest at least 80% of the Fund’s investable assets in common stocks of small companies. Small companies may be defined as those companies with market capitalizations comparable to those found in the Russell 2000 Value Index. As of December 31, 2005, the Russell 2000 Value Index market capitalization range was from approximately $31.4 million to $3.6 billion. Market capitalization is measured at the time of purchase.

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Strategic Partners Small Capitalization Value Fund

Strategic Partners Large Capitalization Value Fund

Derivatives

The table of investment risks and rewards, appearing in the section of the Prospectus entitled “How the Funds Invest” is hereby amended by adding Large Cap Value Fund and Small Cap Value Fund as Funds which may invest in derivatives at varying percentages of Fund assets. In addition, Large Cap Value Fund and Small Cap Value Fund are hereby added to the disclosure in the section of the Prospectus entitled “How the Funds Invest—Derivative Strategies.”

Future Contracts

In the Prospectus, in the sub-section on page 26 entitled “Futures Contracts and Related Options and Foreign Currency Forward Contracts”, the first sentence is removed and replaced with the following:

The Total Return Bond Fund, Large Cap Value Fund and Small Cap Value Fund may purchase and sell financial futures contracts and related options with respect to, among other things, interest rates, debt securities, aggregates of debt securities, currencies, financial indexes or U.S. Government securities.

In the Statement of Additional Information, in the sub-section on page B-21 entitled “Futures Contracts”, the first sentence is removed and replaced with the following:

The Total Return Bond Fund, Large Cap Value Fund, Small Cap Value Fund and the Conservative Growth Fund may enter into futures contracts and related options that are traded on a commodities exchange or board of trade to reduce certain risks of its investments and to attempt to enhance returns, in each case in accordance with regulations of the Commodity Futures Trading Commission (CFTC). The funds, and thus their investors, may lose money through any unsuccessful use of these strategies.

In the Statement of Additional Information, in the sub-section on page B-22 entitled “Options on Futures Contracts”, the first sentence is removed and replaced with the following:

The Total Return Bond Fund, Large Cap Value Fund, Small Cap Value Fund and the Conservative Growth Fund may purchase call and put options on futures contracts that are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position.

Strategic Partners Style Specific Funds	9

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2006, of various securities indexes that are generally considered representative of the broad market sectors and does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of any actual mutual fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Lehman Government/Credit Index is an unmanaged index of publicly traded intermediate- and long-term government and corporate debt with an average maturity of 10 years. It gives a broad look at how bond prices have performed.

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Your Fund’s Performance

Strategic Partners Large Capitalization Value Fund

Fund objective

The Strategic Partners Large Capitalization Value Fund, managed by JP Morgan Investment Management, Inc.; Hotchkis and Wiley Capital Management, LLC; and NFJ Investment Group L.P., has total return consisting of capital appreciation and dividend income as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 1/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	3.72%	11.77%	48.82%	61.13%
Class B	3.27	10.87	43.35	53.60
Class C	3.27	10.87	43.31	53.56
S&P 500 Index[3]	4.67	10.37	1.86	3.57
Russell 1000 Value Index[4]	6.21	13.22	33.84	43.34
Lipper Multi-Cap Value Funds Avg.[5]	5.62	12.53	32.78	53.12

Average Annual Total Returns[1] as of 12/31/05
		One Year	Five Years	Since Inception[2]
Class A		0.22%	6.73%	6.53%
Class B		0.42	6.97	6.69
Class C		4.23	7.12	6.68
S&P 500 Index[3]		4.91	0.54	0.15
Russell 1000 Value Index[4]		7.05	5.28	5.36
Lipper Multi-Cap Value Funds Avg.[5]		6.37	5.42	6.32

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

Strategic Partners Style Specific Funds	11

Your Fund’s Performance (continued)

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/3/99.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/06
Bank of America Corp., Commercial Banks	3.1%
Citigroup, Inc., Financial Services	3.1
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.8
Altria Group, Inc., Tobacco	2.0
St. Paul Travelers Cos, Inc., Insurance	2.0

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/06
Oil, Gas & Consumable Fuels	11.3%
Insurance	9.5
Financial - Bank & Trust	6.4
Financial Services	6.0
Telecommunications	4.7

Industry weightings are subject to change.

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Your Fund’s Performance

Strategic Partners Small Capitalization Value Fund

Fund objective

The Strategic Partners Small Capitalization Value Fund, managed by Vaughan Nelson Investment Management, L.P.; EARNEST Partners, LLC; NFJ Investment Group L.P.; Lee Munder Investments Ltd.; and JP Morgan Investment Management, Inc., has above-average capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75% respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 1/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	4.20%	16.62%	110.97%	169.42%
Class B	3.80	15.71	103.27	157.14
Class C	3.80	15.71	103.27	157.14
Class L	N/A	N/A	N/A	6.63
Class M	N/A	N/A	N/A	6.23
Class X	N/A	N/A	N/A	6.28
Russell 2000 Index[3]	8.50	18.89	53.77	***
Russell 2000 Value Index[4]	6.31	17.93	98.90	****
Lipper Small-Cap Core Funds Avg.[5]	8.50	18.41	65.26	*****

Average Annual Total Returns[1] as of 12/31/05
		One Year	Five Years	Since Inception[2]
Class A		1.52%	13.73%	15.10%
Class B		2.12	14.05	15.29
Class C		5.75	14.17	15.29
Class L		N/A	N/A	N/A
Class M		N/A	N/A	N/A
Class X		N/A	N/A	N/A
Russell 2000 Index[3]		4.55	8.22	***
Russell 2000 Value Index[4]		4.71	13.55	****
Lipper Small-Cap Core Funds Avg.[5]		6.42	9.15	*****

Strategic Partners Style Specific Funds	13

Your Fund’s Performance (continued)

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are only exchangeable with Class L, Class M, and Class X shares respectively offered by the other Strategic Partners Funds and JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00% respectively. Class B, Class M, Class X, and Class X shares purchased on or after August 19, 1998, will automatically convert to Class A shares on a quarterly basis approximately seven years, eight years, eight years, and 10 years after purchase. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: Class A, Class B, Class C, 11/3/99; and Class L, Class M, Class X, 8/22/05.

3The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how stock prices of smaller companies have performed.

4The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

5The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

***Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 1/31/06 are 85.08% for Class A, Class B, and Class C; 10.55% for Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 12/31/05 are 8.97% for Class A, Class B, and Class C; 4.42% for Class L, Class M, and Class X.

****Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 1/31/06 are 160.10% for Class A, Class B, and Class C; 8.81% for Class L, Class M, and Class X. Russell 2000 Value Index Closest Month-End to Inception average annual total returns as of 12/31/05 are 15.27% for Class A, Class B, and Class C; 1.50% for Class L, Class M, and Class X.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/06 are 122.39% for Class A, Class B, and Class C; 9.87% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/05 are 11.65% for Class A, Class B, and Class C; 5.91% for Class L, Class M, and Class X.

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Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the Russell 2000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 2000 Index, the Russell 2000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/06
Ishares Russell 2000 Value Index Fund, Exchange Traded Funds	2.1%
Cabot Oil & Gas Corp., Oil, Gas & Consumable Fuels	1.6
Watsco, Inc., Business Services	1.2
Philadelphia Consolidated Holding Corp., Insurance	1.1
Delphi Financial Group, Inc. (Cl.A), Insurance	0.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/06
Oil, Gas & Consumable Fuels	7.9%
Machinery & Equipment	6.5
Insurance	5.7
Financial - Bank & Trust	3.6
Metals & Mining	3.5

Industry weightings are subject to change.

Strategic Partners Style Specific Funds	15

Your Fund’s Performance

Strategic Partners Total Return Bond Fund

Fund objective

The Strategic Partners Total Return Bond Fund, managed by Pacific Investment Management Company LLC (PIMCO), has total return consisting of current income and capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 5.75% respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns[1] as of 1/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	0.70%	2.12%	31.87%	46.16%
Class B	0.44	1.53	28.63	41.72
Class C	0.54	1.72	28.75	41.85
Class L	N/A	N/A	N/A	0.17
Class M	N/A	N/A	N/A	–0.04
Class X	N/A	N/A	N/A	–0.04
Lehman Brothers U.S. Aggregate Bond Index[3]	0.84	1.80	30.89	***
Lehman Government/Credit Index[4]	0.81	1.37	28.54	****
Lipper Corporate Debt A-Rated Funds Avg.[5]	0.49	1.28	28.10	*****

Average Annual Total Returns[1] as of 12/31/05
		One Year	Five Years	Since Inception[2]
Class A		–2.43%	4.88%	5.53%
Class B		–3.24	5.17	5.80
Class C		0.88	5.35	5.81
Class L		N/A	N/A	N/A
Class M		N/A	N/A	N/A
Class X		N/A	N/A	N/A
Lehman Brothers U.S. Aggregate Bond Index[3]		2.43	5.87	***
Lehman Government/Credit Index[4]		1.58	5.50	****
Lipper Corporate Debt A-Rated Funds Avg.[5]		1.90	5.45	*****

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Distributions and Yields[1] as of 1/31/06
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.26	3.74%
Class B	$0.24	3.42
Class C	$0.24	3.42
Class L	$0.22	3.67
Class M	$0.20	3.17
Class X	$0.20	3.17

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 5.75% respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are only exchangeable with Class L, Class M, and Class X shares respectively offered by the other Strategic Partners Funds and JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1% Class B, Class C, Class M, Class X, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00% respectively. Class B, Class M, Class X, and Class X shares purchased on or after August 19, 1998, will automatically convert to Class A shares on a quarterly basis approximately seven years, eight years, eight years, and 10 years after purchase. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: Class A, Class B, Class C, 11/3/99; and Class L, Class M, Class X, 8/22/05.

3The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade debt securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

4The Lehman Government/Credit Index is an unmanaged index of publicly traded intermediate- and long-term government and corporate debt with an average maturity of 10 years. It gives a broad look at how bond prices have performed.

5The Lipper Corporate Debt A-Rated Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Corporate Debt A-Rated Funds category. Funds in the Lipper Average invest primarily in corporate debt issues rated “A” or better, or government issues.

***Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 1/31/06 are 47.77% for Class A, Class B, and Class C; –0.44% for Class L, Class M, and Class X. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 12/31/05 are 6.54% for Class A, Class B, and Class C; –1.32% for Class L, Class M, and Class X.

Strategic Partners Style Specific Funds	17

Your Fund’s Performance (continued)

****Lehman Government/Credit Index Closest Month-End to Inception cumulative total returns as of 1/31/06 are 42.19% for Class A, Class B, and Class C; –0.50% for Class L, Class M, and Class X. Lehman Government/Credit Index Closest Month-End to Inception average annual total returns as of 12/31/05 are 5.83% for Class A, Class B, and Class C; –1.71% for Class L, Class M, and Class X.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/06 are 42.72% for Class A, Class B, and Class C; –0.73% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/05 are 5.94% for Class A, Class B, and Class C; –2.15% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the Lehman Brothers U.S. Aggregate Bond Index and the Lehman Government/Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Lehman Brothers U.S. Aggregate Bond Index, the Lehman Government/Credit Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings/Issues expressed as a percentage of net assets as of 1/31/06
Danske Corp., 4.03%, 2/06/06	3.0%
Ginnie Mae, Series 2001-16, Class Z, 6.75%, 10/16/40	2.2
Dexia Delaware LLC, 4.425%, 4/04/06	1.9
U.S. Treasury Notes, 4.875%, 2/15/12	1.7
Federal National Mortgage Assoc., 4.436%, 5/01/36	1.5

Issuers are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2005, at the beginning of the period, and held through the six-month period ended January 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Strategic Partners Style Specific Funds	19

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Large Capitalization Value Fund		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,037.20	1.47%	$7.55
	Hypothetical	$1,000.00	$1,017.80	1.47%	$7.48

Class B	Actual	$1,000.00	$1,032.70	2.22%	$11.37
	Hypothetical	$1,000.00	$1,014.01	2.22%	$11.27

Class C	Actual	$1,000.00	$1,032.70	2.22%	$11.37
	Hypothetical	$1,000.00	$1,014.01	2.22%	$11.27

Strategic Partners Small Capitalization Value Fund		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,042.00	1.13%	$5.82
	Hypothetical	$1,000.00	$1,019.51	1.13%	$5.75

Class B	Actual	$1,000.00	$1,038.00	1.88%	$9.66
	Hypothetical	$1,000.00	$1,015.73	1.88%	$9.55

Class C	Actual	$1,000.00	$1,038.00	1.88%	$9.66
	Hypothetical	$1,000.00	$1,015.73	1.88%	$9.55

Class L	Actual**	$1,000.00	$1,066.30	1.38%	$6.37
	Hypothetical	$1,000.00	$1,018.25	1.38%	$7.02

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Strategic Partners Small Capitalization Value Fund		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class M	Actual**	$1,000.00	$1,062.30	1.88%	$8.66
	Hypothetical	$1,000.00	$1,015.73	1.88%	$9.55

Class X	Actual**	$1,000.00	$1,062.80	1.88%	$8.66
	Hypothetical	$1,000.00	$1,015.73	1.88%	$9.55

Strategic Partners Total Return Bond Fund		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,007.00	1.05%	$5.31
	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35

Class B	Actual	$1,000.00	$1,004.40	1.55%	$7.83
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88

Class C	Actual	$1,000.00	$1,005.40	1.55%	$7.83
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88

Class L	Actual**	$1,000.00	$1,001.70	1.30%	$5.81
	Hypothetical	$1,000.00	$1,018.65	1.30%	$6.61

Class M	Actual**	$1,000.00	$999.60	1.80%	$8.04
	Hypothetical	$1,000.00	$1,016.13	1.80%	$9.15

Class X	Actual**	$1,000.00	$999.60	1.80%	$8.04
	Hypothetical	$1,000.00	$1,016.13	1.80%	$9.15

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2006 (to reflect the six-month period), with the exception of the Class L, M, and X “Actual” information for both SP Small Capitalization Value and SP Total Return Bond Funds, which reflects the 163 day period ended January 31, 2006, due to their inception date of August 22, 2005.

** Class L, M, and X shares for both SP Small Capitalization Value and SP Total Return Bond Funds commenced operations on August 22, 2005.

Strategic Partners Style Specific Funds	21

This Page Intentionally Left Blank

SEMIANNUAL REPORT

JANUARY 31, 2006

STRATEGIC PARTNERS

LARGE CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS

Aerospace/Defense 2.4%
7,200	Lockheed Martin Corp.	$487,080
14,100	Northrop Grumman Corp.	876,033
11,800	Raytheon Co.	483,446

		1,846,559

Automotive Components 0.2%
14,980	Delphi Corp.	4,794
2,100	Magna International, Inc. (Class “A” Stock)	155,400

		160,194

Automotive Parts & Related 1.6%
9,300	Johnson Controls, Inc.	643,932
5,100	Lear Corp.	129,285
6,300	Paccar, Inc.	438,480

		1,211,697

Beverages 1.3%
4,900	Anheuser-Busch Cos., Inc.	203,056
9,900	Coca-Cola Co.	409,662
19,800	Coca-Cola Enterprises, Inc.	390,852

		1,003,570

Biotechnology
200	Amgen, Inc.*	14,578

Building Materials 1.0%
1,500	Home Depot, Inc.	60,825
23,500	Masco Corp.	696,775

		757,600

Business Services
200	XL Capital Ltd. (Class “A” Stock)	13,532

Cable Television 0.1%
2,100	DIRECTV Group, Inc. (The)*	29,043
1,000	EchoStar Communications Corp. (Class “A” Stock)	27,600

		56,643

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Chemicals 2.3%
6,600	Air Products & Chemicals, Inc.	$407,154
15,100	Dow Chemical Co.	638,730
600	Eastman Chemical Co.	28,926
8,500	PPG Industries, Inc.	505,750
3,700	Rohm & Haas Co.	188,330

		1,768,890

Clothing & Apparel 0.7%
10,400	Jones Apparel Group, Inc.	325,312
2,300	Nike, Inc. (Class “B” Stock)	186,185

		511,497

Commercial Banks 3.3%
55,657	Bank of America Corp.	2,461,709
2,120	UnionBanCal Corp.	142,231

		2,603,940

Commercial Services & Supplies 1.5%
44,800	Cendant Corp.	749,952
1,800	International Business Machines Corp.	146,340
550	PHH Corp.*	15,845
7,940	Waste Management, Inc.	250,745

		1,162,882

Computer Hardware 0.9%
1,100	Affiliated Computer Services, Inc. (Class “A” Stock)	68,860
18,900	Hewlett-Packard Co.	589,302
900	NCR Corp.*	33,435

		691,597

Computer Services & Software 0.9%
500	Computer Sciences Corp.*	25,350
5,900	EMC Corp.*	79,060
17,500	Microsoft Corp.	492,625
10,500	Oracle Corp.*	131,985

		729,020

Computer Software 1.5%
19,000	BMC Software, Inc.*	419,900
27,300	Computer Associates International, Inc.	745,290

		1,165,190

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	25

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Construction
200	Centex Corp.	$14,278

Consumer Products & Services 0.6%
8,100	Kimberly-Clark Corp.	462,672
1	Procter & Gamble Co.	30

		462,702

Diversified
800	Ingersoll-Rand Co. Ltd. (Class “A” Stock) (Bermuda)	31,416

Diversified Financial Services 1.4%
9,600	JPMorgan Chase & Co.	381,600
5,100	Lehman Brothers Holdings, Inc.	716,295

		1,097,895

Electric Utilities 0.3%
3,000	Entergy Corp.	208,530

Electronic Components
1,800	Altera Corp.	34,758

Entertainment & Leisure 0.1%
2,100	Carnival Corp.	108,696
500	Mattel, Inc.	8,250

		116,946

Environmental Services 0.2%
6,500	Nalco Holding Co.	119,925

Exchange Traded Fund
10	iShares Russell 1000 Value Index Fund	717

Financial - Bank & Trust 6.4%
1,300	Astoria Financial Corp.	37,440
1,400	BB&T Corp.*	54,656
6,300	E*Trade Group Corp.*	149,877
11,500	Fannie Mae	666,310
31,570	KeyCorp	1,117,262
1,000	Marshall & Ilsley Corp.	41,940
13,100	Mellon Financial Corp.	462,037
14,200	North Fork Bancorp, Inc.	365,224
4,100	State Street Corp.	247,886
1,200	TCF Financial Corp.	29,988

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

24,400	US Bancorp	$729,804
2,700	Wachovia Corp.	148,041
13,000	Wells Fargo & Co.	810,680
1,500	Zions Bancorp	118,605

		4,979,750

Financial - Brokerage 0.9%
4,800	Goldman Sachs Group, Inc.	678,000

Financial Services 6.0%
1,300	Capital One Financial Corp.	108,290
7,100	CIT Group, Inc.	378,714
51,900	Citigroup, Inc.	2,417,502
21,700	Countrywide Financial Corp.	725,648
6,700	Merrill Lynch & Co., Inc.	502,969
8,600	Morgan Stanley	528,470

		4,661,593

Food & Staples Retailing 0.7%
21,000	Albertson’s, Inc.	528,150

Food Products 0.6%
8,000	Sara Lee Corp.	146,240
7,300	Unilever PLC, ADR (United Kingdom)	307,841

		454,081

Foods 1.9%
17,600	Archer-Daniels-Midland Co.	554,400
600	Campbell Soup Co.	17,958
21,500	ConAgra Foods, Inc.	445,695
500	HJ Heinz Co.	16,970
300	Kellogg Co.	12,870
13,500	Kraft Foods, Inc. (Class “A” Stock)	397,440
400	Sysco Corp.	12,272

		1,457,605

Health Care Providers & Services 2.0%
1,500	Aetna, Inc.*	145,200
8,900	HCA, Inc.	436,812
27,900	Tenet Healthcare Corp.*	202,833
10,100	WellPoint, Inc.*	775,680

		1,560,525

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	27

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Hotels & Motels 0.1%
2,300	Hilton Hotels Corp.	$57,339

Hotels, Restaurants & Leisure 0.6%
3,935	Harrah’s Entertainment, Inc.	289,616
4,300	Yum! Brands, Inc.	212,721

		502,337

Household Durables 1.7%
2,800	Fortune Brands, Inc.	209,888
17,100	Lennar Corp. (Class “A” Stock)	1,069,776
1,140	Lennar Corp. (Class “B” Stock)	65,881

		1,345,545

Independent Power Producers & Energy Traders 0.8%
12,300	TXU Corp.	622,872

Industrial Conglomerates 1.3%
2,800	3M Co.	203,700
32,300	Tyco International Ltd. (Bermuda)	841,415

		1,045,115

Industrial Products 0.1%
1,000	Mohawk Industries, Inc.*	85,040

Insurance 9.5%
800	AFLAC, Inc.	37,560
18,000	Allstate Corp. (The)	936,900
3,100	Ambac Financial Group, Inc.	238,111
4,100	American International Group, Inc.	268,386
1,200	AON Corp.	41,064
5,400	Assurant, Inc.	247,968
19,600	Genworth Financial, Inc. (Class “A” Stock)	642,096
4,900	Hanover Insurance Group, Inc. (The)	237,405
5,700	Hartford Financial Service Group, Inc.	468,711
3,300	Lincoln National Corp.	179,949
6,800	Marsh & McLennan Cos., Inc.	206,652
3,800	MBIA, Inc.	233,928
25,090	MetLife, Inc.	1,258,514
200	Progressive Corp.	21,008
1,900	Protective Life Corp.	85,405
34,050	St. Paul Travelers Cos., Inc. (The)	1,545,189
2,300	Torchmark Corp.	129,030

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

25,900	UnumProvident Corp.	$526,547
2,500	W.R.Berkely Corp.	123,500

		7,427,923

Internet Services 0.1%
1,200	eBay, Inc.*	51,720

IT Services 1.1%
33,800	Electronic Data Systems Corp.	851,422

Leisure Equipment & Products 0.2%
7,400	Eastman Kodak Co.	185,740

Machinery & Equipment 0.7%
7,600	Deere & Co.	545,376

Manufacturing 1.4%
200	Danaher Corp.	11,328
3,200	Eaton Corp.	211,840
17,100	General Electric Co.	560,025
6,500	SPX Corp.	310,115

		1,093,308

Media 3.3%
26,550	CBS Corp. (Class “B” Stock)	693,751
1,600	E.W. Scripps Co. (Class “A” Stock)	77,344
14,900	Gannett Co., Inc.	920,820
22,700	News Corp., Inc. (Class “A” Stock)	357,752
10,300	Time Warner, Inc.*	180,559
9,300	Viacom, Inc. (Class “B” Stock)*	385,764

		2,615,990

Medical Supplies & Equipment 1.3%
600	Barr Pharmaceuticals, Inc.	39,348
1,100	Bausch & Lomb, Inc.	74,305
700	Baxter International, Inc.	25,795
1,300	Boston Scientific Corp.*	28,431
500	Charles River Laboratories International, Inc.*	23,065
500	Cooper Cos., Inc. (The)	27,715
2,500	Sepracor, Inc.*	142,275
300	Watson Pharmaceuticals, Inc.*	9,927
300	Zimmer Holdings, Inc.*	20,685
12,800	Wyeth	592,000

		983,546

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	29

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Metals & Mining 2.2%
31,872	Alcoa, Inc.	$1,003,968
3,100	Phelps Dodge Corp.	497,550
3,900	United States Steel Corp.	233,025

		1,734,543

Multi-Utilities 0.4%
4,700	Public Service Enterprise Group, Inc.	327,214

Office Equipment 0.1%
3,600	Staples, Inc.	85,356

Oil, Gas & Consumable Fuels 11.3%
2,000	Anadarko Petroleum Corp.	215,640
12,300	Apache Corp.	929,019
2,900	Ashland, Inc.	191,168
1,900	Burlington Resources, Inc.	173,394
14,500	ChevronTexaco Corp.	861,010
20,100	ConocoPhillips	1,300,470
4,300	Devon Energy Corp.	293,303
1,700	EOG Resources, Inc.	143,718
35,300	Exxon Mobil Corp.	2,215,075
800	Halliburton Co.	63,640
9,600	Occidental Petroleum Corp.	938,016
5,500	Praxair, Inc.*	289,740
500	Rowan Cos., Inc.	22,415
2,700	Tesoro Corp.	195,669
12,800	Valero Energy Corp.	799,104
2,800	Weatherford International Ltd.	125,384
1,900	XTO Energy, Inc.	93,252

		8,850,017

Paper & Forest Products 0.2%
900	Bowater, Inc.	24,606
3,300	International Paper Co.	107,679
1,000	Smurfit-Stone Container Corp.*	12,790
900	Temple-Inland, Inc.	42,210

		187,285

Pharmaceuticals 2.8%
3,300	Eli Lilly & Co.	186,846
14,700	Merck & Co., Inc.	507,150

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

58,500	Pfizer, Inc.	$1,502,280

		2,196,276

Pipelines
7,000	Dynegy, Inc. (Class “A” Stock)*	38,500

Real Estate Investment Trust 3.6%
8,100	Apartment Investment & Management Co. (Class “A” Stock)	344,412
500	Camden Property Trust	32,550
400	Centerpoint Properties Trust	19,856
15,100	Equity Office Properties Trust	480,482
1,900	Hospitality Properties Trust	81,453
14,100	Host Marriot Corp.	281,295
1,500	Liberty Property Trust	67,890
2,700	Mack-Cali Realty Corp.	120,744
1,500	Mills Corp. (The)	62,175
6,000	New Century Financial Corp.	235,380
4,060	Plum Creek Timber Co., Inc.	149,976
9,000	ProLogis	460,980
5,900	Simon Property Group, Inc.	488,756

		2,825,949

Restaurants 0.7%
15,600	McDonald’s Corp.	546,156

Retail & Merchandising 0.7%
900	Abercrombie & Fitch Co. (Class “A” Stock)	59,751
3,100	Dollar General Corp.	52,390
1,200	Federated Department Stores, Inc.	79,956
2,500	J.C. Penney Co., Inc.	139,500
1,500	Kohl’s Corp.*	66,585
1,100	Lowe’s Cos., Inc.	69,905
1,800	Nordstrom, Inc.	75,096

		543,183

Road & Rail 0.3%
3,200	Burlington Northern Santa Fe Corp.	256,384

Semiconductors 0.1%
100	Analog Devices, Inc.	3,977
900	Broadcom Corp. (Class “A” Stock)*	61,380
100	Linear Technology Corp.	3,721
500	Maxim Integrated Products, Inc.	20,520

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	31

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

500	Teradyne, Inc.	$8,710
200	Xilinx, Inc.	5,632

		103,940

Specialty Retail 0.6%
19,300	Limited Brands, Inc.	456,638

Telecommunications 4.7%
53,000	AT&T, Inc.	1,375,350
10,500	Corning, Inc.*	255,675
4,400	Juniper Networks, Inc.*	79,772
5,500	Motorola, Inc.	124,905
1,100	QUALCOMM, Inc.	52,756
13,300	Sprint Nextel Corp.	304,437
4,500	Tellabs, Inc.*	57,555
44,102	Verizon Communications, Inc.	1,396,269

		3,646,719

Thrifts & Mortgage Finance 2.3%
9,600	Freddie Mac	651,456
27,855	Washington Mutual, Inc.	1,178,824

		1,830,280

Tobacco 2.0%
22,040	Altria Group, Inc.*	1,594,374

Transportation 0.8%
4,300	CSX Corp.	230,179
700	FedEx Corp.	70,805
6,700	Norfolk Southern Corp.	333,928

		634,912

Utilities 4.5%
1,100	American Electric Power Co., Inc.	41,052
10,100	CMS Energy Corp.*	146,147
4,700	Consolidated Edison, Inc.	220,947
1,900	Constellation Energy Group, Inc.	110,713
6,300	Dominion Resources, Inc.	475,839
5,800	Duke Energy Corp.	164,430
4,600	Edison International	201,572
4,608	FirstEnergy Corp.	230,861
18,900	FPL Group, Inc.	789,831
4,900	Northeast Utilities	97,412

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

3,100	PG&E Corp.	$115,661
1,100	Pinnacle West Capital Corp.	46,871
8,700	PPL Corp.	262,131
3,300	SCANA Corp.	132,561
2,800	Weyerhaeuser Co.	195,328
2,400	Wisconsin Energy Corp.	99,624
8,000	Xcel Energy, Inc.*	155,360

		3,486,340

	Total long-term investments (cost $65,442,636)	76,861,599

SHORT-TERM INVESTMENT 2.0%

Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
1,561,876	(cost $1,561,876; Note 3)(w)	1,561,876

	Total Investments 100.3% (cost $67,004,512; Note 5)	78,423,475
	Liabilities in excess of other assets (0.3)%	(222,351)

	Net Assets 100%	$78,201,124

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2006 were as follows:

Oil, Gas & Consumable Fuels	11.3%
Insurance	9.5
Financial–Bank & Trust	6.4
Financial Services	6.0
Telecommunications	4.7
Utilities	4.5
Real Estate Investment Trust	3.6
Commercial Banks	3.3
Media	3.3
Pharmaceuticals	2.8
Aerospace/Defense	2.4
Chemicals	2.3
Thrifts & Mortgage Finance	2.3

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	33

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Metals & Mining	2.2%
Health Care Providers & Services	2.0
Money Market Mutual Fund	2.0
Tobacco	2.0
Foods	1.9
Household Durables	1.7
Automotive Parts & Related	1.6
Commercial Services & Supplies	1.5
Computer Software	1.5
Diversified Financial Services	1.4
Manufacturing	1.4
Beverages	1.3
Industrial Conglomerates	1.3
Medical Supplies & Equipment	1.3
IT Services	1.1
Building Materials	1.0
Computer Hardware	0.9
Computer Services & Software	0.9
Financial-Brokerage	0.9
Independent Power Producers & Energy Traders	0.8
Transportation	0.8
Clothing & Apparel	0.7
Food & Staples Retailing	0.7
Machinery & Equipment	0.7
Restaurants	0.7
Retail & Merchandising	0.7
Consumer Products & Services	0.6
Food Products	0.6
Hotels, Restaurants & Leisure	0.6
Specialty Retail	0.6
Multi-Utilities	0.4
Electric Utilities	0.3
Road & Rail	0.3
Automotive Components	0.2
Environmental Services	0.2
Leisure Equipment & Products	0.2
Paper & Forest Products	0.2
Cable Television	0.1
Entertainment & Leisure	0.1
Hotels & Motels	0.1
Industrial Products	0.1
Internet Services	0.1
Office Equipment	0.1
Semiconductors	0.1
Biotechnology	0.0	*
Business Services	0.0	*
Construction	0.0	*
Diversified	0.0	*
Electronic Components	0.0	*

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Exchange Traded Fund	0.0	%*
Pipelines	0.0	*

	100.3
Liabilities in excess of other assets	(0.3)

Total	100.0%

*	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	35

SEMIANNUAL REPORT

JANUARY 31, 2006

STRATEGIC PARTNERS

SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 97.1%

Advertising 0.1%
13,010	ADVO, Inc.	$427,769

Aerospace 3.0%
5,915	AAR Corp.*	140,954
3,212	Alliant Techsystems, Inc.*	248,930
6,320	CPI Aerostructures, Inc.*	60,040
48,000	Curtiss-Wright Corp. (Class “B” Stock)	2,848,320
19,900	DRS Technologies, Inc.*	988,831
28,100	Esterline Technologies Corp.	1,162,497
15,260	Fairchild Corp. (Class “A” Stock)*	36,777
6,560	Herley Industries, Inc.*	114,603
67,970	Kaman Corp. (Class “A” Stock)	1,432,128
76,175	Moog, Inc. (Class “A” Stock)	2,552,624
9,835	Sequa Corp. (Class “A” Stock)*	802,044
575	Sequa Corp. (Class “B” Stock)*	46,863

		10,434,611

Airlines 0.4%
44,500	Skywest, Inc.	1,298,510

Apparel 0.1%
7,600	Brown Shoe Co., Inc.	342,152

Automobile Manufacturers 0.3%
660	Monaco Coach Corp.	8,936
24,575	Monro Muffler Brake, Inc.*	834,813
2,520	Navistar International Corp.*	68,544
2,020	Thor Industries, Inc.	86,153

		998,446

Automotive Parts 1.3%
10,560	Aftermarket Technology Corp.	223,238
9,670	American Axle & Manufacturing Holdings, Inc.	179,765
102,000	Arvinmeritor, Inc.	1,779,900
6,240	BorgWarner, Inc.	344,011
19,310	Cooper Tire & Rubber Co.	289,457
3,280	Dana Corp.	15,974
26,865	McGrath Rentcorp	872,038
12,875	Midas, Inc.*	245,913

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	37

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

19,660	Pep Boys - Manny, Moe & Jack	$306,696
5,743	Proliance International, Inc.*	29,289
24,700	Schieb, (Earl), Inc.*	90,155
3,205	Standard Motor Products, Inc.	33,749

		4,410,185

Beverages 0.3%
8,040	Boston Beer Co., Inc. (Class “A” Stock)	208,236
4,040	Farmer Brothers Co.	84,113
3,600	Genesee Corp.*	6,120
33,600	Pepsiamericas, Inc.	822,864

		1,121,333

Broadcasting 1.0%
1,970	Beasley Broadcast Group, Inc.	27,088
11,610	Belo Corp. (Class “A” Stock)	264,824
78,585	Crown Media Holdings, Inc.*	717,481
14,875	E.W. Scripps Co. (Class “A” Stock)	719,058
4,665	Fisher Communications, Inc.*	200,268
16,176	Gray Television, Inc.	143,319
1,320	Gray Television, Inc. (Class “A” Stock)	11,088
1,440	Liberty Corp. (The)	68,198
284	Liberty Global, Inc. Series C	5,742
7,220	Lin TV Corp. (Class “A” Stock)*	73,861
16,595	Media General, Inc. (Class “A” Stock)	794,071
4,025	Nexstar Broadcasting Group, Inc. (Class “A” Stock)*	16,704
4,451	Salem Communications Corp. (Class “A” Stock)*	68,278
52,680	Sinclair Broadcast Group, Inc. (Class “A” Stock)	419,333
6,155	Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	34,837
1,520	WPT Enterprises, Inc.*	11,309
12,875	Young Broadcasting, Inc. (Class “A” Stock)*	46,093

		3,621,552

Building Materials 0.6%
5,253	Apogee Enterprises, Inc.	96,970
384	Florida Rock Industries, Inc.	20,759
7,610	Hughes Supply, Inc.	350,821
42,500	Lennox International, Inc.	1,357,875
8,833	Modine Manufacturing Co.	239,374
2,545	Skyline Corp.	103,989
503	Texas Industries, Inc.	27,067

		2,196,855

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Building Products 0.8%
78,000	Crane Co.	$2,910,960

Business Services 3.3%
42,500	Administaff, Inc.	1,829,200
145,075	Edgewater Technology, Inc.*	938,635
35,865	Epoch Holding Corp.*	208,017
2,643	Fair Isaac Corp.	117,138
6,730	GP Strategies Corp.	50,340
15,113	Kelly Services, Inc.	404,726
15,192	Saga Communications, Inc. (Class “A” Stock)*	152,984
41,500	URS Corp.*	1,775,370
36,050	Waste Connections, Inc.*	1,259,587
59,650	Watsco, Inc.	4,219,641
8,395	WESCO International, Inc.*	402,372

		11,358,010

Cable Television 0.5%
71,133	Cablevision Systems New York Group (Class “A” Stock)*	1,749,872
290	Liberty Global, Inc. (Class “A” Stock)	6,206
9,680	Mediacom Communications Corp. (Class “A” Stock)*	58,177

		1,814,255

Chemicals 3.0%
3,530	Airgas, Inc.	136,893
17,400	Arch Chemicals, Inc.	539,400
2,343	Cytec Industries, Inc.	116,213
12,875	Ferro Corp.	253,251
5,240	FMC Corp.	295,641
640	Fuller, (H.B.) Co.	24,186
31,920	Hercules, Inc.*	373,783
660	Huntsman Corp.	14,269
18,500	Lubrizol Corp. (The)	846,190
36,045	MacDermid, Inc.	1,086,757
85,000	Methanex Corp. (China)	1,841,950
12,475	NewMarket Corp.	356,161
6,305	Nova Chemicals Corp. (Canada)	217,712
94,770	Olin Corp.	1,942,785
16,080	Omnova Solutions, Inc.*	108,379
55,000	RPM International, Inc.	1,039,500
2,385	Schulman, (A.), Inc.	58,790
3,523	TETRA Technologies, Inc.*	139,793
42,400	Valspar Corp.	1,154,128

		10,545,781

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	39

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Clothing & Apparel 1.7%
19,660	Hartmarx Corp.*	$167,503
39,400	Kellwood Co.	953,874
63,200	Phillips-Van Heusen Corp.(a)	2,283,416
85,920	Russell Corp.	1,312,858
78,700	Stein Mart, Inc.	1,304,846

		6,022,497

Commercial Services 1.5%
24,525	Ace Cash Express, Inc.*	644,517
31,850	Banta Corp.	1,628,172
4,920	BearingPoint, Inc.*	40,442
8,880	Electro Rental Corp.*	150,694
26,700	Harland, (John H.) Co.	996,711
11,180	PAREXEL International Corp.*	272,568
15,000	Pharmaceutical Product Development, Inc.	1,037,700
12,170	Source Interlink Cos., Inc.*	135,696
9,380	Valassis Communications, Inc.*	261,702

		5,168,202

Computer Hardware 0.4%
38,095	BISYS Group, Inc. (The)*	551,997
5,810	MTS Systems Corp.	212,936
9,900	Synaptics, Inc.*	272,448

14,070	Synopsys, Inc.	311,088

		1,348,469

Computer Networking 0.1%
17,325	NETGEAR, Inc.*	313,929

Computer Services & Software 1.4%
7,120	Avocent Corp.*	236,882
16,400	Baldwin Technology Co., Inc. (Class “A” Stock)*	81,180
16,400	Global Payments, Inc.	835,252
762	GSE Systems, Inc.	1,433
4,152	Intergraph Corp.	158,648
73,180	Parametric Technology Corp.*	458,107
28,950	Reynolds & Reynolds Co. (Class “A” Stock)	822,180
17,250	Sybase, Inc.	372,427
17,050	Team, Inc.	514,910
8,650	THQ, Inc.(a)	227,063
66,525	Tyler Technologies, Inc.*	578,767
15,470	Watson Wyatt & Co. Holdings	470,907

See Notes to Financial Statements.

40	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

45,100	Xanser Corp.*	$202,950

		4,960,706

Conglomerates 0.3%
1,522	Alleghany Corp.	441,761
967	Brink’s Co. (The)	51,444
19,936	Griffon Corp.(a)*	470,490
990	Park Ohio Holdings Corp.*	16,325

		980,020

Construction 1.0%
4,355	Cavco Industries, Inc.*	184,652
32,788	Champion Enterprises, Inc.*	449,524
26,800	Dycom Industries, Inc.	660,888
4,760	Fleetwood Enterprises, Inc.*	56,644
18,500	Hovnanian Enterprises, Inc. (Class “A” Stock)(a)*	895,770
8,840	Insituform Technologies, Inc. (Class “A” Stock)*	224,624
510	KB Home	38,862
18,200	Standard Pacific Corp.	707,980
22,675	US Concrete, Inc.	274,821

		3,493,765

Consumer Products & Services 0.8%
5,123	Adesa, Inc.	131,149
1,009	Alberto-Culver Co. (Class “B” Stock)	44,699
6,370	American Greetings Corp. (Class “A” Stock)	130,012
1,320	Aviall, Inc.*	45,619
990	Bowlin Travel Centers, Inc.*	1,638
3,120	Chemed Corp.	165,859
6,156	Church and Dwight Co., Inc.	226,541
2,921	CNS, Inc.	63,882
26,840	Elizabeth Arden, Inc.*	567,398
1,010	Energizer Holdings, Inc.*	54,651

21,735	Fedders Corp.	29,125
500	Fortune Brands, Inc.	37,480
24,690	Interface, Inc. (Class “A” Stock)	232,086
4,413	Jarden Corp.(a)*	108,736
3,482	Marine Products Corp.	38,198
1,640	National Patent Development Corp.*	3,247
8,040	Oil-Dri Corp. of America	141,665
17,850	Revlon, Inc. (Class “A” Stock)	61,761
2,873	Rollins, Inc.	61,741
16,091	Schiff Nutrition International*	70,800

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	41

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

12,150	Scotts Co. (The) (Class “A” Stock)	$601,425
820	Water Pik Technologies, Inc.*	22,427

		2,840,139

Containers & Packaging 0.7%
8,670	Bemis Co., Inc.	264,608
9,145	Greif, Inc. (Class “A” Stock)	595,523
4,845	Pactiv Corp.*	107,753
110,000	Rock-Tenn Co.	1,537,800

		2,505,684

Distribution/Wholesale 0.3%
72,000	Handleman Co.	855,360

Diversified 0.4%
118	ACCO Brands Corp.	2,916
18,020	Federal Signal Corp.	319,495
98,950	Jacuzzi Brands, Inc.*	939,035
4,040	Standex International Corp.	124,917
2,055	Tredegar Corp.	30,681

		1,417,044

Diversified Telecommunication Services 0.2%
44,700	Iowa Telecommunications Services, Inc.	754,536

Education 0.2%
9,275	Strayer Education, Inc.(a)	821,394

Electric Utilities 0.6%
43,600	Cleco Corp.	956,148
68,620	Duquesne Light Holdings, Inc.	1,233,788

		2,189,936

Electrical Equipment 0.9%
47,530	Acuity Brands, Inc.	1,800,912
36,910	Regal-Beloit Corp.(a)	1,361,610

		3,162,522

Electronic Components 3.4%
9,680	Agere Systems, Inc.*	120,129
2,790	AMETEK, Inc.	114,781
14,150	Avnet, Inc.*	345,967
990	Baldor Electric Co.	29,581

See Notes to Financial Statements.

42	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

14,400	Belden CDT, Inc.(a)	$390,240

61,200	Checkpoint Systems, Inc.	1,650,564
74,130	CTS Corp.	912,540
25,725	EDO Corp.	710,782
268	ESCO Technologies, Inc.*	13,170
63,520	FLIR Systems, Inc.(a)*	1,505,424
8,200	Franklin Electric Co., Inc.	369,000
4,025	GrafTech International Ltd.*	30,067
25,725	International Displayworks, Inc.*	166,955
24,100	Katy Industries, Inc.*	81,940
15,750	Lamson & Sessions Co.*	480,532
2,460	Landauer, Inc.	115,030
660	Lecroy Corp.*	9,372
12,520	Littelfuse, Inc.*	369,966
2,385	Magnetek, Inc.*	9,659
6,855	Methode Electronics, Inc. (Class “A” Stock)	84,317
4,025	Monolithic System Technology, Inc.*	32,281
14,875	Park Electrochemical Corp.	420,665
511	Parker Hannifin Corp.	38,718
2,001	Pentair, Inc.	76,838
43,600	Pike Electric Corp.*	783,492
24,510	Richardson Electronics Ltd.	196,325
660	Rockwell Automation, Inc.	43,606
59,000	Sanmina-SCI Corp.*	248,390
5,495	SL Industries, Inc.*	86,546
8,500	The Empire District Electric Co.	189,125
50,400	Thomas & Betts Corp.*	2,250,360
10,225	Trans-Lux Corp.	58,283

		11,934,645

Energy Equipment & Services 1.1%
34,400	Frontier Oil Corp.	1,630,216
19,000	Holly Corp.	1,398,400
15,200	Tidewater, Inc.	887,984

		3,916,600

Entertainment & Leisure 1.7%
18,250	Alliance Gaming Corp.(a)	277,583
2,456	Brunswick Corp.	92,321
7,305	Churchill Downs, Inc.	291,762
22,700	Dollar Thrifty Automotive Group	861,011
30,251	Dover Downs Gaming & Entertainment, Inc.	477,663
3,293	Dover Motorsports, Inc.	20,219

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	43

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

4,263	Gaylord Entertainment Co.*	$183,309
660	International Speedway Corp. (Class “A” Stock)	31,185
48,000	Intrawest Corp. (China)	1,348,320
59,119	K2, Inc.*	703,516
2,300	Kerzner International Ltd. (Bahamas)*	150,052
24,110	Magna Entertainment Corp.(a)*	173,110
37,045	Pinnacle Entertainment, Inc.*	1,067,637
1,640	Premier Parks, Inc.(a)*	19,040
22,351	Topps Co., Inc. (The)	172,997
3,947	Vail Resorts, Inc.*	119,949

		5,989,674

Environmental Services 0.2%
14,800	Allied Waste Industries, Inc.(a)*	134,532
2,875	Catalytica Energy Systems, Inc.*	3,996
5,335	Republic Services, Inc.	201,930
19,750	Tetra Tech, Inc.*	330,812

		671,270

Equipment Services 0.1%
6,155	Gerber Scientific, Inc.*	68,443
11,235	Industrial Distribution Group, Inc.*	88,195

		156,638

Exchange Traded Funds 2.3%
101,275	Ishares Russell 2000 Value Index Fund(a)	7,207,742
12,640	Ishares S&P Smallcap 600 Barra Value Index Fund(a)	879,870

		8,087,612

Financial - Bank & Trust 3.6%
6,100	Astoria Financial Corp.	175,680
42,310	Bancorpsouth, Inc.	974,822
32,280	Bank Mutual Corp.	360,568
30,040	BankAtlantic Bancorp, Inc. (Class “A” Stock)	420,560
14,000	Bankunited Financial Corp.	393,400
19,250	Cardinal Financial Corp.*	226,573
926	Crazy Woman Creek Bancorp, Inc.	13,427
16,040	First Financial Bancorp	283,748
16,026	First Republic Bank (CA)	608,347
10,970	FirstMerit Corp.	276,992
7,440	Hancock Holding Co.	305,040
7,109	NewAlliance Bancshares, Inc.	103,507
37,400	Old National Bancorp.(a)	782,782

See Notes to Financial Statements.

44	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

8,500	Oriental Financial Group, Inc.	$117,045
48,200	Pacific Capital Bancorp	1,773,278
21,000	Provident Bankshares Corp.	771,330
8,340	Rainier Pacific Financial Group, Inc.	125,100
15,080	Signature Bank*	459,186
10,850	Silicon Valley Bancsh Financial Group*	536,858
1,320	Sovereign Bancorp, Inc.	28,776
40,400	Sterling Financial Corp. (WA)	1,132,008
1,200	Student Loan Corp., (The)	262,800
32,200	Susquehanna Bancshares, Inc.	777,308
5,894	TCF Financial Corp.	147,291
7,940	UMB Financial Corp.	534,838
39,700	Washington Federal, Inc.	958,358
1,520	Webster Financial Corp.	71,592

		12,621,214

Financial - Brokerage 1.2%
22,635	BKF Capital Group, Inc.(a)	293,802
24,900	Jefferies Group, Inc.	1,356,303
55,952	Raymond James Financial, Inc.	2,381,317

		4,031,422

Financial Services 2.5%
52,000	Accredited Home Lenders Holding Co.(a)*	2,731,560
22,200	AmeriCredit Corp.	638,472
1,448	CIT Group, Inc.	77,236
12,400	City Holding Co.	462,024
15,500	Eaton Vance Corp.	446,710
15,250	Financial Federal Corp.(a)	682,437
11,345	Interactive Data Corp.	255,716
26,800	MB Financial, Inc.	939,876
3,750	PrivateBancorp, Inc.	141,788
81,400	Republic Bancorp, Inc. (MI)	1,054,130
10,585	Southwest Secs Group, Inc.	245,890
59,775	UCBH Holdings, Inc.	1,037,096

		8,712,935

Food & Drug Retailers 0.3%
44,600	Ruddick Corp.(a)	1,030,706

Foods 3.2%
1,640	Archer-Daniels-Midland Co.	51,660
55,000	Chiquita Brands International, Inc.	996,050

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	45

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

103,450	Corn Products International, Inc.	$2,821,082
3,243	Del Monte Foods Co.	34,668
49,610	Flowers Foods, Inc.	1,364,771
68,000	Fresh del Monte Produce, Inc.	1,563,320
2,385	Hain Celestial Group, Inc.*	55,594
20,160	Ingles Markets, Inc. (Class “A” Stock)	324,374
5,710	Ralcorp Holdings, Inc.	224,403
60,000	Sanderson Farms, Inc.	1,680,000
112,500	Sensient Technologies Corp.(a)	2,133,000
658	Smucker, (J.M.) Co. (The)	28,623
750	Suprema Specialties, Inc.*	—
2,014	Tootsie Roll Industries, Inc.	58,507

		11,336,052

Furniture 0.2%
7,600	Harman International Industries, Inc.	836,000

Gas Utilities 1.8%
31,800	Atmos Energy Corp.	835,704
64,400	Cascade Natural Gas Corp.	1,297,015
14,000	Energen Corp.	546,280
17,000	National Fuel Gas Co.	559,300
22,200	Peoples Energy Corp.	826,284
25,000	Southwest Gas Corp.	691,250
17,000	UGI Corp.	364,990
34,760	WGL Holdings, Inc.	1,083,817

		6,204,640

Health Care Services 3.0%
65,500	AMERIGROUP Corp.*	1,461,960
13,100	Covance, Inc.	744,211
82,450	Healthsouth Rehabilitation Corp.*	398,233
48,767	Healthways, Inc.(a)*	2,178,910
898	Laboratory Corp. of America Holdings*	52,668
14,375	LHC Group Inc.*	228,562
3,980	National Dentex Corp.*	90,028
48,490	Owens & Minor, Inc.	1,517,738
16,675	Pediatrix Medical Group, Inc.*	1,462,064
13,170	Res-Care, Inc.*	252,732
48,400	Sunrise Senior Living, Inc.(a)	1,759,340
4,340	Triad Hospitals, Inc.*	178,200
5,800	Universal Health Services, Inc. (Class “B” Stock)	275,558

		10,600,204

See Notes to Financial Statements.

46	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Hotels & Motels 0.3%
34,335	Aztar Corp.*	$1,059,578

Household Durables 1.1%
27,900	Ethan Allen Interiors, Inc.	1,186,029
27,000	Lancaster Colony Corp.	1,119,690
24,000	M.I. Schottenstein Homes, Inc.	956,640
9,000	M.D.C. Holdings, Inc.	571,050

		3,833,409

Industrial Products 0.7%
621	Carlisle Cos., Inc.	43,104
2,385	Core Molding Technologies, Inc.*	18,221
5,005	Donaldson Co., Inc.	172,923
4,102	EnPro Industries, Inc.*	125,849
52,982	Myers Industries, Inc.	794,730
16,074	Precision Castparts CP Com.	802,896
20,150	Robbins & Myers, Inc.	475,137
3,663	Watts Inds., Inc. (Class “B” Stock)	123,370

		2,556,230

Insurance 5.7%
21,860	American Equity Investment Life Holding Co.	307,133
22,500	American Financial Group, Inc.	846,450
18,200	Amerus Group Co.	1,116,934
10,065	Argonaut Group, Inc.*	357,811
5,040	CNA Surety Corp.*	81,093
43,102	Commerce Group, Inc.	2,323,198
64,450	Delphi Financial Group, Inc. (Class “A” Stock)	3,071,687
820	Everest Reinsurance Group Ltd. (Bermuda)	79,253
43,800	Fremont General Corp.	1,073,100
50,825	Hilb, Rogal & Hobbs Co.	1,976,076
12,710	Horace Mann Educators Corp.	248,989
17,400	Landamerica Financial Group, Inc.(a)	1,148,052
820	Midland Co.	30,586
38,900	Philadelphia Consolidated Holding Corp.*	3,779,135
12,400	Platinum Underwriters Holdings Ltd. (Bermuda)	380,060
9,740	PMI Group, Inc. (The)	421,060
8,730	ProAssurance Corp.(a)*	446,889
4,600	Protective Life Corp.	206,770
22,200	Quanta Capital Holdings, Ltd. (Bermuda)	119,658
7,896	U.S.I. Holdings Corp*	111,176
39,600	United Fire & Casualty Co.	1,624,392

		19,749,502

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	47

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet Services 0.3%
8,325	F5 Networks, Inc.*	$538,627
11,618	Stellent, Inc.	126,985
30,075	Vignette Corp.	509,471

		1,175,083

Lumber & Wood Products
1,480	Deltic Timber Corp.	78,455

Machinery & Equipment 6.5%
35,632	Albany International Corp. (Class “A” Stock)	1,318,384
32,800	Barnes Group, Inc.	1,242,136
70,935	Briggs & Stratton Corp.	2,467,829
44,900	Bucyrus International, Inc. (Class “A” Stock)(a)	2,747,431
2,960	Carbo Ceramics, Inc.	199,415
14,823	Clarcor, Inc.	505,168
6,400	Flowserve Corp.*	294,272
24,700	GenCorp, Inc.*	494,741
2,959	Graco, Inc.	118,893
22,100	Harsco Corp.	1,750,762
15,136	IDEX Corp.	696,256
21,440	Kadant, Inc.*	412,506
35,890	Kaydon Corp.(a)	1,200,162
19,500	Kennametal, Inc.	1,140,750
27,200	Lincoln Electric Holdings, Inc.	1,210,672
1,830	Lone Star Technologies, Inc.*	104,127
30,375	Nordson Corp.	1,379,632
5,749	Smith, (A.O.) Corp.	247,724
36,054	Snap-On, Inc.	1,446,847
3,205	Starrett (L.S.) Co. (Class A Shares)	49,613
72,000	Tecumseh Products Co.	1,825,200
4,617	Tennant Co.	250,241
1,134	Toro Co.	50,134
39,100	Valmont Industries, Inc.	1,565,955

		22,718,850

Manufacturing 0.2%
8,810	AptarGroup, Inc.	497,236

Media 0.1%
11,845	Crown Holdings, Inc.*	221,620
1,749	Triple Crown Media, Inc.*	13,380

		235,000

See Notes to Financial Statements.

48	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Medical Supplies & Equipment 2.3%
40,000	Arrow International, Inc.	$1,280,000
15,560	Coherent, Inc.*	481,737
8,700	Cooper Cos, Inc. (The)	482,241
9,200	Diagnostic Products Corp.	467,360
5,335	Exactech, Inc.*	61,512
353	Fisher Scientific International, Inc.*	23,605
1,010	Henry Schein, Inc.*	47,106
15,300	Hillenbrand Industries, Inc.	753,066
7,315	ICU Medical, Inc.*	263,633
1,970	Inamed Corp.*	181,457
255	Inverness Medical Innovations, Inc.*	6,847
1,520	Invitrogen Corp.*	104,698
6,400	Kensey Nash Corp.(a)*	156,224
1,749	Lifecore Biomedical, Inc.*	23,839
1,000	Medical Action Industries, Inc.	22,250
7,380	Orthofix International NV*	316,676
3,161	PolyMedica Corp.	125,555
1,968	Possis Medical, Inc.*	19,286
3,120	Regeneration Technologies, Del Com*	24,648
330	Schick Technologies, Inc.*	12,804
75,775	Serologicals Corp.(a)*	1,694,329
1,135	SurModics, Inc.(a)*	41,859
30,560	Sybron Dental Specialties, Inc.*	1,301,856
4,040	Thoratec Corp.(a)*	102,212

		7,994,800

Metals & Mining 3.5%
65,000	Agnico Eagle Mines Ltd. (China)	1,593,800
5,990	Barrick Gold Corp. (Canada)	188,445
25,875	Century Aluminum Co.	881,820
515	Chaparral Steel Co. Del Com	21,141
13,820	CIRCOR International, Inc.	378,944
31,000	Commercial Metals Co.	1,467,230
54,030	Gibraltar Industries, Inc.	1,460,431
3,530	Layne Christensen Co.*	106,430
18,000	Massey Energy Co.	742,500
12,140	Material Sciences Corp.*	168,746
51,000	Mueller Industries, Inc.	1,480,530
25,000	Quanex Corp.	1,552,750
57,600	Timken Co.	2,083,392
1,640	Worthington Industries, Inc.	33,833

		12,159,992

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	49

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Miscellaneous 0.1%
8,180	Mettler-Toledo International, Inc.*	$473,540

Multi-Utilities 0.7%
33,500	Vectren Corp.	916,560
78,350	Westar Energy, Inc.	1,614,010

		2,530,570

Office Equipment 0.1%
769	Hon Industries, Inc.	44,371
33,210	Nashua Corp.*	252,230

		296,601

Oil, Gas & Consumable Fuels 7.9%
12,300	AGL Resources, Inc.	440,094
4,920	Atlas America, Inc.	345,630
6,650	Berry Petroleum Corp.	528,409
51,400	Birch Mountain Resources Ltd.*	370,080
107,000	Cabot Oil & Gas Corp.	5,517,990
29,740	Callon Petroleum Co.*	562,681
4,515	Devon Energy Corp.	307,968
1,640	El Paso Corp.	22,074
23,375	Energy Partners Ltd.	656,136
1,256	EOG Resources, Inc.	106,182
2,140	Equitable Resources, Inc.	78,966
13,611	Forest Oil Corp.	700,967
7,725	GMX Resources, Inc.	371,650
500	Gyrodyne Co. of America, Inc.*	21,111
10,000	Houston Exploration Co.	620,900
1,479	Key Energy Services, Inc.*	23,368
8,825	Lufkin Industries, Inc.	594,805
8,200	Newpark Resources, Inc.*	74,538
415	Noble Corp. (Cayman Islands)(a)	33,383
37,800	Oceaneering International, Inc.*	2,245,698
16,900	Oil States International, Inc.(a)	691,210
42,600	ONEOK, Inc.	1,203,876
44,050	Petrohawk Energy Corp.	704,800
1,520	Pioneer Natural Resources Co.	80,712
41,400	Range Resources Corp.	1,236,618
1,810	Rowan Cos., Inc.	81,142
2,953	RPC, Inc.	97,715
39,200	St. Mary Land & Exploration Co.	1,710,688
60,200	Swift Energy Co.*	2,975,084

See Notes to Financial Statements.

50	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

40,800	Universal Compression Holdings, Inc.*	$1,958,400
13,100	W-H Energy Services, Inc.*	632,468
18,900	Western Gas Resource, Inc.	897,750
22,075	Whiting Petroleum Corp.*	1,022,073
13,447	XTO Energy, Inc.	659,979

		27,575,145

Paper & Forest Products 0.1%
9,200	Neenah Paper, Inc.	269,560
6,585	Schweitzer-Mauduit International, Inc.	175,293

		444,853

Personal Services
2,385	Matthews International Corp. (Class “A” Stock)	89,175

Pharmaceuticals 0.6%
5,125	Barr Pharmaceuticals, Inc.	336,097
49,500	Invacare Corp.	1,712,205
488	Medco Health Solutions, Inc.*	26,401
3,739	West Pharmaceutical Services, Inc.	114,152

		2,188,855

Printing & Publishing 1.0%
2,212	Bowne & Co., Inc.	33,313
11,575	Consolidated Graphics, Inc.*	594,492
5,920	Courier Corp.	228,926
1,740	Journal Communications, Inc. (Class “A” Stock)	20,810
85,580	Journal Register Co.	1,216,092
2,055	McClatchy Co.	116,107
3,205	Nelson, (Thomas), Inc.	82,369
34,610	PRIMEDIA, Inc.*	69,566
39,300	Scholastic Corp.*	1,180,965

		3,542,640

Real Estate 1.5%
2,385	Cavalier Homes, Inc.*	15,503
129,000	Chestnut Hill Ventures LLC	129,000
2,055	Griffin Land & Nurseries, Inc.*	59,595
3,570	Harbor Global Co. (Bermuda)	33,736
45,800	Healthcare Services Group, Inc.	896,306
2,460	Innkeepers USA Trust	43,690
46,900	Meritage Homes Corp.*	2,837,450
45,900	Winnebago Industries	1,437,129

		5,452,409

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	51

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Real Estate Investment Trust 3.4%
59,700	Annaly Mortgage Management, Inc.(a)	$742,071
8,680	Arbor Realty Trust, Inc.	228,024
44,725	Ashford Hospital	547,434
27,120	Education Realty Trust, Inc.	353,374
13,900	Entertainment Properties Trust	604,094
43,500	Equity One, Inc.	1,042,695
21,000	First Industrial Realty Trust, Inc.(a)	820,470
48,575	Healthcare Realty Trust, Inc.	1,702,068
42,475	Highland Hospitality Corp.	512,248
38,100	HRPT Properties Trust	408,813
91,050	MFA Mortgage Investments, Inc.	590,004
39,100	Nationwide Health Properties, Inc.	894,217
34,300	New Plan Excel Realty Trust	845,495
20,900	Potlatch Corp.(a)	1,070,707
12,425	Redwood Trust, Inc.	539,866
8,600	SL Green Realty Corp.	722,746
2,520	Sun Communities, Inc.	83,740
21,820	Winston Hotels, Inc.	223,437

		11,931,503

Restaurants 0.7%
9,570	Applebee’s International, Inc.	229,393
12,200	CBRL Group, Inc.	535,580
32,000	Landry’s Restaurants, Inc.	980,480
34,840	Steak N Shake Co. (The)*	638,965
3,260	Triarc Cos., Inc. (Class “A” Stock)	58,126
543	Wendy’s International, Inc.	32,010

		2,474,554

Retail & Merchandising 2.8%
500	Big 5 Sporting Goods Corp.	10,790
2,020	Bon-Ton Stores, Inc.	42,561
10,730	Brinker International, Inc.	436,711
11,840	Casey’s General Stores, Inc.	301,328
17,300	CEC Entertainment, Inc.*	623,146
17,370	CSK Auto Corp.*	281,394
11,345	Delias, Inc.(a)	105,508
16,300	Foot Locker, Inc.	370,336
2,605	Gander Mountain Co.(a)*	16,672
9,390	Men’s Wearhouse, Inc. (The)*	320,856
5,590	Mills Corp. (The)	231,706
18,360	Movado Group, Inc.	346,820

See Notes to Financial Statements.

52	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

3,680	Nautilus, Inc.	$60,195
1,280	Office Depot, Inc.*	42,432
1,480	OfficeMax, Inc.	42,284
19,310	Paxar Corp.*	390,448
36,325	Regis Corp.	1,407,594
44,360	School Specialty, Inc.*	1,665,718
50,400	Sonic Corp.*	1,459,080
9,000	Too, Inc*	260,370
53,059	Triarc Cos., Inc. (Class “B” Stock)	878,657
5,310	Unifirst Corp.	184,576

		9,479,182

Road & Rail 0.4%
36,000	Arkansas Best Corp.(a)	1,541,160

Semiconductors 0.3%
19,700	ATMI, Inc.*	661,920
8,921	Axcelis Technologies, Inc.*	56,381
10,080	Omnivision Technologies, Inc.(a)*	254,318

		972,619

Specialty Retail 1.2%
36,300	Borders Group, Inc.	893,706
39,000	Claire’s Stores, Inc.	1,234,740
53,250	United Auto Group, Inc.(a)	2,039,475

		4,167,921

Telecommunications 1.0%
29,440	Acme Communications, Inc.*	107,456
27,540	Aeroflex, Inc.*	332,958
22,691	Alloy, Inc.*	63,762
138	Alltel Corp.	8,284
20,300	American Tower Corp. (Class “A” Stock)	628,082
21,880	Arris Group, Inc.	257,309
7,335	Centennial Communications, Inc.	69,169
45,090	Cincinnati Bell, Inc.*	157,815
6,230	Commonwealth Telephone Enterprises, Inc.*	207,895
4,920	Corning, Inc.*	119,802
18,533	D & E Communications, Inc.	189,222
17,300	Dobson Communications Corp. (Class “A” Stock)*	128,366
4,100	Open JT Stk Co - Vimpel Sponsored, ADR (Russia)*	191,880
7,315	Plantronics, Inc.	256,025
6,400	Rural Cellular Corp.*	109,440

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	53

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

20,425	Sonus Networks, Inc.	$95,589
838	Sprint Nextel Corp.	19,182
1,320	Stratos International, Inc.*	8,501
6,400	Sycamore Networks, Inc.	31,680
41,600	Tekelec*	651,040

		3,633,457

Tobacco 0.6%
26,600	Loews Corp. - Carolina Group	1,226,792
17,400	Universal Corp.	822,150

		2,048,942

Transportation 1.3%
10,725	Amerco	869,047
16,595	Arlington Tankers Ltd.	371,728
37,725	Genesee & Wyoming, Inc. (Class “A” Stock)(a)*	1,471,275
4,920	Grupo TMM SA de C.V., ADR (Mexico)	23,813
1,520	HUB Group, Inc. (Class “A” Stock)	64,372
17,770	Kansas City Southern Industries(a)*	461,664
4,808	Laidlaw International, Inc.	130,778
20,775	Landstar System, Inc.*	878,782
4,040	Ryder System, Inc.	180,588

		4,452,047
Transportation Infrastructure 1.1%
13,600	Frontline Ltd. (Bermuda)(a)	543,592
45,000	General Maritime Corp.(a)	1,689,300
15,000	Teekay Shipping Corp.(a)	582,600
51,500	Werner Enterprises, Inc.(a)	1,109,825

		3,925,317

Utilities 1.8%
2,960	AES Corp.*	50,438
508	Allete, Inc.	22,499
4,640	Alliant Corp.	137,623
36,985	Aquila, Inc.*	134,995
15,995	CH Energy Group, Inc.	750,166

3,203	Connecticut Water Service, Inc.	77,692
3,205	DPL, Inc.(a)	82,176
43,300	El Paso Electric Co.*	886,784
1,970	Florida Public Utilities Co.	26,989
39,700	Headwaters, Inc.*	1,369,650
12,150	Idacorp, Inc.	384,669

See Notes to Financial Statements.

54	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

1,320	Maine & Maritimes Corp.	$22,308
4,355	MGE Energy, Inc.	150,291
55,100	PNM Resources, Inc.	1,353,807
17,249	Southern Union Co.	434,665
1,320	Texas Utilities Company	66,845
5,970	Wisconsin Energy Corp.	247,815

		6,199,412
	Total common stocks (cost $275,769,123)	339,922,271

Units
RIGHTS*

Retail
1,308	Delia’s, Inc. (cost $0)	2,342

	Total long-term investments (cost $275,769,123)	339,924,613

SHORT-TERM INVESTMENT 15.9%

Money Market Mutual Fund
55,608,429	Dryden Core Investment Fund - Taxable Money Market Series (cost $55,608,429; includes $41,585,535 of cash collateral received for securities on loan: Note 3)(b)(w)	55,608,429

	Total Investments 113.0% (cost $331,377,552; Note 5)(c)	395,533,042
	Liabilities in excess of other assets (13.0)%	(45,319,481)

	Net Assets 100%	$350,213,561

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $40,345,891; cash collateral of $41,585,535 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	As of January 31, 2006, 1 security representing $129,000 and 0.03% of the total market value was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	55

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2006 were as follows:

Money Market Mutual Fund	15.9%
Oil, Gas & Consumable Fuels	7.9
Machinery & Equipment	6.5
Insurance	5.7
Financial - Bank & Trust	3.6
Metals & Mining	3.5
Electronic Components	3.4
Real Estate Investment Trust	3.4
Business Services	3.3
Foods	3.2
Aerospace	3.0
Chemicals	3.0
Health Care Services	3.0
Retail & Merchandising	2.8
Financial Services	2.5
Exchange Traded Funds	2.3
Medical Supplies & Equipment	2.3
Gas Utilities	1.8
Utilities	1.8
Clothing & Apparel	1.7
Entertainment & Leisure	1.7
Commercial Services	1.5
Real Estate	1.5
Computer Services & Software	1.4
Automotive Parts	1.3
Transportation	1.3
Financial - Brokerage	1.2
Specialty Retail	1.2
Energy Equipment & Services	1.1
Household Durables	1.1
Transportation Infrastructure	1.1
Broadcasting	1.0
Construction	1.0
Printing & Publishing	1.0
Telecommunications	1.0
Electrical Equipment	0.9
Building Products	0.8
Consumer Products & Services	0.8
Containers & Packaging	0.7
Industrial Products	0.7
Multi-Utilities	0.7
Restaurants	0.7
Building Materials	0.6
Electric Utilities	0.6
Pharmaceuticals	0.6

See Notes to Financial Statements.

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Tobacco	0.6%
Cable Television	0.5
Airlines	0.4
Computer Hardware	0.4
Diversified	0.4
Road & Rail	0.4
Automobile Manufacturers	0.3
Beverages	0.3
Conglomerates	0.3
Distribution/Wholesale	0.3
Food & Drug Retailers	0.3
Hotels & Motels	0.3
Internet Services	0.3
Semiconductors	0.3
Diversified Telecommunication Services	0.2
Education	0.2
Environmental Services	0.2
Furniture	0.2
Manufacturing	0.2
Advertising	0.1
Apparel	0.1
Computer Networking	0.1
Equipment Services	0.1
Media	0.1
Miscellaneous	0.1
Office Equipment	0.1
Paper & Forest Products	0.1
Lumber & Wood Products	0.0	*
Personal Services	0.0	*
Rights	0.0	*

	113.0
Liabilities in excess of other assets	(13.0)

Total	100.0%

*	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Small Capitalization Value Fund	57

SEMIANNUAL REPORT

JANUARY 31, 2006

STRATEGIC PARTNERS

TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.1%

ASSET-BACKED SECURITIES 0.8%
Aaa	$11	Aames Mortgage Investment Trust,(c) Series 2005-2, Class 1A1 4.459%, 09/25/35	$11,220
Aaa	1,019	Brazos Student Loan Finance Corp.,(c) Series 1998-A, Class A2 4.93%, 06/01/23	1,025,825
Aaa	203	Carrington Motgage Loan Trust,(c) Series 2005-NC3, Class A1A 4.459%, 06/25/35	202,980
Aaa	305	Conseco Finance Trust,(c) Series 2000-C, Class A 4.84%, 12/15/29	305,291
Aaa	572	Fannie Mae Grantors Trust,(c) Series 2005, Class 2 A1 4.479%, 11/26/35	572,499
Aaa	170	Household Mortgage Loan Trust,(c) Series 2002-HC1, Class A 4.67%, 05/20/32	170,483
Aaa	141	Quest Trust,(c) Series 2004-X2, Class A1 144A 4.939%, 06/25/34	140,817

		Total asset-backed securities (cost $2,416,297)	2,429,115

COLLATERALIZED MORTGAGE OBLIGATIONS 8.9%
Aaa	663	American Home Mortgage Investment Trust,(c) Series 2004-4, Class-4A 4.39%, 02/25/45	648,653
Aaa	89	Banc of America Mortgage Securities, Series 2004-2, Class 5A1 6.50%, 10/25/31	90,101
AAA(d)	636	Bank of America Funding Corp.,(c) Series 2005-D, Class A1 4.116%, 05/25/35	620,037
Aaa	215	Bear Stearns Adjustable Rate Mortgage Trust,(c) Series 2002-1, Class 1A1 5.627%, 02/25/33	214,621

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	59

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value(Note 1)

Aaa	$1,207	Bear Stearns Alt-A Trust(c) Series 2005-4, Class 3A1 5.426%, 05/25/35	$1,209,273
Aaa	402	Bear Stearns Alt-A Trust,(c) Series 2005-4, Class 23A2 5.426%, 05/25/35	400,975
Aaa	1,000	Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class M0A1 144A 4.549%, 03/15/20	999,845
Aaa	294	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB9, Class 3A2A 5.25%, 11/30/35	290,975
Aaa	19	CS First Boston Mortgage Securities Corp.,(c) Series 2002-AR8, Class 2A 6.014%, 04/25/32	18,795
Aaa	159	Fannie Mae Grantors Trust,(c) Series 2005-T2, Class 1A1 4.535%, 11/28/35	158,858
Aaa	13	Fannie Mae, (c) Series 2000-32, Class FM 4.92%, 10/18/30	13,342
Aaa	634	Series 2001-29, Class Z 6.50%, 07/25/31	647,007
Aaa	351	Federal Housing Authority Series 1993-13 3.00%, 01/01/09	347,346
Aaa	1,871	FHLMC Structured Pass Through Securities,(c) Series T-61, Class 1A1 4.419%, 07/25/44	1,895,777
Aaa	171	FHLMC Structured Pass Through Securities, Series T-63, Class 1A1(c) 4.526%, 02/25/45	171,391
		Freddie Mac
Aaa	321	Series 1628, Class LZ 6.50%, 12/15/23	330,640
Aaa	874	Series 1935, Class JZ 7.00%, 02/15/27	906,882
Aaa	549	Series 2241, Class PH 7.50%, 07/15/30	560,777
Aaa	7	Ginnie Mae,(c) Series 2000-26, Class DF 4.89%, 09/20/30	7,033

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$12	(c) Series 2000-30, Class FB 4.92%, 10/16/30	$12,407
Aaa	6,139	Series 2001-16, Class Z 6.75%, 10/16/40	6,882,054
Aaa	17	Indymac ARM Trust,(c) Series 2001-H2, Class A1 5.07%, 01/25/32	16,931
AAA(d)	606	Master Asset Securitization Trust, Series 2003-7, Class 1A2 5.50%, 09/25/33	596,547
		Prime Mortgage Trust,(c)
AAA(d)	327	Series 2004, Class 2A2 4.779%, 02/25/34(c)	327,319
AAA(d)	99	Series 2004, Class 1A2 4.779%, 02/25/19	99,295
AAA(d)	1,544	Regal Trust IV,(c) Series 1999-1, Class A 4.574%, 09/29/31	1,537,739
Aaa	183	Residential Funding Mortgage Securities, Series 2003-S9, Class A1 6.50%, 03/25/32	183,353
Aaa	856	Sequoia Mortgage Trust,(c) Series 2002-8, Class 2A 4.67%, 08/20/32	856,198
		Small Business Administration Participation Certificates,
Aaa	266	Series 2003-20I, Class 1 5.13%, 09/01/23	266,664
Aaa	831	Series 2001-20A, Class 1 6.29%, 01/01/21	868,067
Aaa	2,079	Series 2001-P10B, Class 1 6.344%, 08/01/11	2,155,834
Aaa	134	Series 2000-P10B, Class 1 7.449%, 08/01/10	142,274
Aaa	376	Structured Asset Mortgage Investments, Inc.,(c) Series 2002-AR3, Class A1 4.70%, 09/19/32	376,351
		Structured Asset Securities Corp.,(c)
Aaa	13	Series 2002-13, Class 3A1 4.829%, 06/25/17	13,349
Aaa	44	(c) Series 2002-1A, Class A1 6.081%, 02/25/32	43,550

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	61

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$78	Series 2002-14A, Class 2A1 6.15%, 07/25/32	$79,290
Aaa	260	Torrens Trust,(c) Series 2000-1GA, Class A 4.73%, 07/15/31	259,771
Aaa	47	Washington Mutual Mortgage Pass-Through Certificates,(c) Series 2003-AR1, Class 2A 5.38%, 02/25/33	46,621
Aaa	391	Washington Mutual, Inc.(c), Series 2003-XSF1, Class 5B, IO 4.669%, 10/25/45	391,465
		Washington Mutual, Inc.,(c)
Aaa	1,574	Series 2003-R1, Class A1 4.649%, 12/25/27	1,572,800
Aaa	337	(c) Series 2002-AR11, Class A1 5.134%, 10/25/32	335,518
Aaa	1,000	Wells Fargo Mortgage Backed Securities Trust Series 2006-Ar2, Class 2A1 4.95%, 11/25/35	989,916

		Total collateralized mortgage obligations (cost $26,545,466)	27,585,641

CORPORATE BONDS 6.9%

Airlines 0.1%
NR	204	United Airlines, Inc., Pass-Thru Certificates(i) Series A-4 9.21%, 01/21/17	143,141

Automobile Manufacturers 1.0%
A3	2,200	DaimlerChrysler NA Holding Corp.(c) 4.698%, 11/17/06	2,200,145
A3	1,000	Gtd. Notes 4.70%, 03/07/07	1,000,258

			3,200,403

Banking
A2	100	Export Import Bank of China,(l) Notes 144A (China) 4.875%, 07/21/15	96,801

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Consumer Products & Services 0.2%
A3	$500	Clorox Co.,(c) Notes 4.614%, 12/14/07	$500,904

Entertainment & Leisure 0.3%
Baa3	1,000	Harrah’s Operating Co., Inc., Bonds 5.625%, 06/01/15	977,595

Financial–Bank & Trust 0.5%
A2	100	China Development Bank (China)(l), Notes 5.00%, 10/15/15	97,744
A1	100	HBOS PLC (United Kingdom)(l) Series 144A 5.92%, 09/29/49	96,735
Aa2	500	HSBC Bank USA NA,(c) Sr. Notes 4.57%, 09/21/07	500,783
Baa1	200	Resona Bank Ltd.(c), Notes 5.85%, 09/29/49	198,802
Aa1	700	Royal Bank of Scotland PLC(l), Notes (United Kingdom) 4.664%, 07/21/08	700,000

			1,594,064

Financial Services 2.9%
A1	100	American General Finance Corp.,(c) Notes 4.544%, 03/23/07	100,013
Aa1	1,200	Citigroup Global Markets Holdings, Inc., Notes(c) 4.49%, 03/07/08	1,199,898
Aa1	2,000	Citigroup, Inc., Notes(c) 4.541%, 12/26/08	1,999,062
		Ford Motor Credit Co.,
Baa2	500	Sr. Notes 5.80%, 01/12/09	453,654
Baa2	1,200	Notes 6.875%, 02/01/06	1,200,000
Baa2	400	Sr. Notes 7.25%, 10/25/11	366,984
Baa2	100	Notes 7.875%, 06/15/10	94,098

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	63

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Aaa	JPY	77,000	General Electric Capital Corp., Sr. Unsub. Notes 1.40%, 11/02/06	$662,860
			General Motors Acceptance Corp., Notes(c)
Baa2		$1,400	5.52%, 04/13/06	1,396,236
Baa2		300	6.125%, 09/15/06	296,818
Baa3		700	Phoenix Quake Wind Ltd., Notes(c) 6.98%, 7/03/08	711,402
			Qwest Capital Funding, Inc., Co.
			Gtd. Notes
Caa2		200	7.00%, 08/03/09	201,500
Caa2		200	7.25%, 02/15/11	201,500

				8,884,025

Food
Baa1		100	Heinz (H.J.) Co., Notes, 144A 6.189%, 12/01/20	102,917

Insurance 1.0%
Aa2		200	American International Group, Notes 5.05%, 10/01/15	194,775
Ba2		3,000	Residential Reinsurance Ltd., Sec’d. Notes(c) 9.36%, 06/08/06	2,902,943

				3,097,718

Oil, Gas & Consumable Fuels 0.4%
Caa1		700	El Paso Corp., Sr. Notes 7.75%, 01/15/32	740,250
			Pemex Project Funding Master Trust Ltd.,
			Gtd. Bonds
Baa1		200	5.75%, 12/15/15	197,700
Baa1		300	7.375%, 12/15/14	331,200
Baa1		100	Petroleum Export-Cayman, Sr. Notes 144A 5.265%, 06/15/11	98,718

				1,367,868

Petroleum Exploration & Production 0.1%
A1		250	Ras Laffan Liquified Natural Gas Co. Ltd. 5.298%, 09/30/20	243,817

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Telecommunications 0.4%
Ba3		$500	Qwest Corp., Sr. Notes 7.625%, 06/15/15	$525,625
Baa3		800	Sprint Capital Corp., Gtd. Notes 6.125%, 11/15/08	820,182

				1,345,807

			Total corporate bonds (cost $21,362,529)	21,555,060

FOREIGN GOVERNMENT BONDS 5.3%
Aaa	EUR	1,200	Deutsche Bundesrepublik (Germany) 5.25%, 07/04/10	1,579,532
			Republic of Brazil (Brazil)(l)
B2		88	4.25%, 04/15/06	88,106
Ba3		367	4.313%, 04/15/09-04/15/2012	367,739
B1		1,000	8.00%, 01/15/18	1,093,500
B1		100	10.271%, 06/29/09	116,250
B1		1,500	11.00%, 01/11/12-08/17/2040	1,921,050
			Republic of Italy (Italy)
Aa2	JPY	43,000	3.80%, 03/27/08	393,440
			Republic of Panama (Panama)(l)
Ba1		500	8.25%, 04/22/08	530,000
Ba1		700	8.875%, 09/30/27	862,750
Ba1		700	9.375%, 07/23/12	827,750
			Republic of Peru (Peru)
Ba3		200	9.125%, 02/21/12	231,000
Ba3		500	9.875%, 02/06/15	618,750
			Republic of Peru (Peru)(l)
Ba3		600	9.125%, 02/21/12	693,000
			Russian Federation (Russia)(l)
			Series Regs.
Baa3		1,200	5.00%, 03/31/30	1,340,880
B-(d)		800	5.00%, 03/31/30	893,920
			United Kingdom Treasury (United Kingdom)
Aaa	GBP	1,800	4.75%, 06/07/10	3,262,489
AAA(d)	GBP	400	5.00%, 03/07/12	740,923
			United Mexican States (Mexico)(l)
Baa1		100	8.125%, 12/30/19	122,000

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	65

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

		United Mexican States Class A (Mexico)
Baa1	$600	6.375%, 01/16/13	$635,400
Baa1	100	9.875%, 02/01/10	116,950

		Total foreign government bonds (cost $15,809,506)	16,435,429

MUNICIPAL BONDS 2.8%
Aaa	500	Chicago Illinois Project & Refunding General Obligation Bond, Series A 5.00%, 01/01/15	528,050
Aaa	1,000	County of Adams PA General Obligation Bond 4.75%, 11/15/28	1,011,030
Aaa	400	Georgia State Road & Tollway Authority Revenue Bonds 5.00%, 03/01/21	423,544
Baa3	300	Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A-1 6.75%, 06/01/39	337,554
Baa3	1,100	Golden State Tobacco Securitization Corp., Series 2003-A-1 6.25%, 06/01/33	1,201,079
Aaa	300	Houston Independent School District General Obligation Bond, Series A 4.75%, 02/15/26	302,103
Aa3	100	Liberty Development Corp. 5.25%, 10/01/35	110,805
NR	750	Metropolitan Transportation Authority New York(c), Revenue Bonds, Series 1042 6.73%, 11/15/33	813,585
AA+(d)	300	New York City Municipal Water Finance Authority Water & Sewer Systems, Revenue Bonds, Series 1071(c) 6.73%, 06/15/38	319,458
NR	100	New York State General Obligation Bond, Series 1027(c) 6.66%, 03/02/30	105,952
Aaa	715	South Central Regional Water Authority Water System Revenue Bonds,(c) Series B-1 5.00%, 08/01/26	752,924

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

NR	$200	Texas State Transportation General Obligation Bond(c) 1.00%, 04/01/35	$201,748
		Tobacco Settlement Financing Corp. Revenue Bonds
Baa2	680	4.375%, 06/01/19	681,231
Baa2	1,200	6.125%, 06/01/42	1,275,756
Baa3	500	6.375%, 06/01/32	548,480

		Total municipal bonds (cost $7,747,523)	8,613,299

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.4%
	1,200	Federal National Mortgage Assoc. 4.376%, 09/22/06 (cost $1,194,239)	1,199,540

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 65.1%
		Federal Home Loan Mortgage Corp.
	1,583	5.00%, 11/01/18	1,566,480
	11	5.638%, 07/01/30	10,896
	3,156	6.00%, 02/01/16-01/01/2034	3,191,204
	309	6.50%, 03/01/16-03/01/2018	316,676
	65	8.50%, 08/01/24-12/01/2025	71,496
		Federal National Mortgage Assoc.
	8,011	4.00%, 07/01/19-07/01/2020	7,625,707
	150	4.341%, 05/01/36	150,534
	4,574	4.436%, 05/01/36	4,595,826
	4,503	4.50%, 02/01/20-09/01/2035	4,254,774
	67	4.561%, 01/01/28	67,143
	719	4.726%, 09/01/40	727,241
	47,045	5.00%, 09/01/17-12/01/2035	46,167,200
	1,000	5.00%, TBA	965,000
	91,820	5.50%, 03/01/16-10/01/2035	90,963,521
	33,200	5.50%, TBA	32,836,858
	70	5.65%, 09/01/31	71,557
	7,222	6.00%, 05/01/16-04/01/2035	7,325,012
	458	6.50%, 09/01/21-07/01/2032	469,466
		Government National Mortgage Assoc.
	44	4.125%, 11/20/29	44,476
	351	4.375%, 05/20/30	352,339

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	67

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

		$2	8.00%, 08/20/31	$2,014
		4	8.50%, 06/15/30	4,095

			Total U.S. Government mortgage backed obligations (cost $204,978,257)	201,779,515

U.S. TREASURY OBLIGATIONS 3.9%
			U.S. Treasury Inflationary Bonds, TIPS
		1,000	2.375%, 01/15/25	1,108,248
		100	3.625%, 04/15/28	158,171
		1,400	2.00%, 01/15/26	1,391,659
			U.S. Treasury Notes
		5,100	4.875%, 02/15/12	5,193,432
		4,400	3.375%, 09/15/09	4,236,373

			Total U.S. Treasury obligations (cost $12,291,712)	12,087,883

			Total long-term investments (cost $292,345,529)	291,685,482

SHORT-TERM INVESTMENTS 18.8%

U.S. TREASURY OBLIGATIONS 0.5%
			U.S. Treasury Bills(k)
		1,460	3.83%, 03/16/06 (cost $1,453,330)	1,452,736

FOREIGN TREASURY OBLIGATIONS 0.8%
			France Discount Treasury Bill (France)(n)
Aaa	EUR	1,000	2.428%, 05/04/06	1,207,012
Aaa	EUR	1,020	2.456%, 05/24/06	1,230,039

			Total foreign treasury obligations (cost $2,406,059)	2,437,051

COMMERCIAL PAPER 17.4%
P-1		1,500	Barclays US Funding 4.305%, 02/28/06	1,495,117
			BNP Paribas Finance, Inc.,
P-1		2,000	4.305%, 02/28/06	1,990,314
P-1		1,300	4.43%, 04/20/06	1,280,643
			Danske Corp.,
P-1		9,300	4.03%, 02/06/06	9,289,405

See Notes to Financial Statements.

68	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

P-1	$1,000	4.035%, 02/07/06	$999,280
		Dexia Delaware LLC
P-1	5,800	4.425%, 04/04/06	5,736,550
		DnB NORBank ASA,
P-1	3,500	4.44%, 04/21/06	3,448,200
P-1	4,600	4.47%, 04/28/06	4,530,889
		HBOS PLC,
P-1	1,100	4.175%, 02/07/06	1,098,750
P-1	900	4.36%, 03/07/06	896,277
		Nordea North America, Inc.,
P-1	1,600	4.505%, 04/24/06	1,581,780
P-1	3,700	4.55%, 04/25/06	3,660,862
		Rabobank USA Finance Corp.
P-1	1,000	4.47%, 02/01/06	1,000,000
		Societe Generale N.A.,
P-1	700	4.035%, 02/06/06	699,202
P-1	3,600	4.38%, 03/20/06	3,568,435
P-1	2,600	4.43%, 04/20/06	2,561,287
		Svenska Handelsbank
P-1	1,000	4.40%, 03/23/06	993,821
		UBS Finance LLC,
P-1	1,900	4.155%, 02/28/06	1,887,566
P-1	3,700	4.47%, 02/01/06	3,700,000
P-1	3,700	4.48%, 04/20/06	3,663,524

		Total commercial paper (cost $54,189,337)	54,081,902

	Contracts/ Notional Amount

OUTSTANDING OPTIONS PURCHASED* 0.1%

Call Options 0.1%
		Swap Option 3 month LIBOR
	2,000,000	expiring 10/19/2006 @ 4.25%	1,820
		Swap Option 3 month LIBOR
	12,000,000	expiring 10/18/2006 @ 4.50%	22,896
		Swap Option 3 month LIBOR
	4,000,000	expiring 04/04/2006 @ 4.50%	640
		Swap Option 3 month LIBOR
	6,000	expiring 10/04/2006 @ 4.50%	9,750
		Swap Option 3 month LIBOR
	6,000,000	expiring 10/12/2006 @ 4.25%	5,160

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	69

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Contracts/ Notional Amount	Description	Value (Note 1)

		Swap Option 3 month LIBOR
	$2,100,000	expiring 04/27/2009 @ 5.75%	$256,473
		Swap Option 3 month LIBOR
	8,000,000	expiring 08/07/2006 @ 4.50%	9,312
		Swap Option 3 month LIBOR
	4,000,000	expiring 08/08/2006 @ 4.75%	10,228

			316,279

Put Options
		Swap Option 3 month LIBOR
	2,100,000	expiring 04/27/2009 @ 6.25%	67,482
		Eurodollar Futures
	119,000,000	expiring 12/18/2006 @ $92.00	744
		Eurodollar Futures
	185,000,000	expiring 12/18/2006 @ $91.75	1,156
		Eurodollar Futures
	27,000,000	expiring 06/19/2006 @ $94.00	169
		Eurodollar Futures
	73,000,000	expiring 06/19/2006 @ $93.25	456
		Eurodollar Futures
	88,000,000	expiring 12/18/2006 @ $92.50	550
		Eurodollar Futures
	29,000,000	expiring 12/18/2006 @ $92.25	181

			70,738

		Total outstanding options purchased* (cost $422,208)	387,017

		Total short-term investments (cost $58,470,934)	58,358,706

		Total Investments, Before Outstanding Options Written and Securities Sold Short 112.9% (cost $350,816,463; Note 5)	350,044,188

	Principal Amount (000)#

SECURITIES SOLD SHORT (3.8)%
	EUR 1,200	Deutsche Bundesrepublik 5.25%, 07/04/10	(1,579,532)
	4,400	U.S. Treasury Notes 3.375%, 09/15/09	(4,236,373)

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

		$5,100	U.S. Treasury Notes 4.875%, 02/15/12	$(5,193,432)
			United Kingdom Treasury
	GBP	400	5.00%, 03/07/12	(740,923)

			Total securities sold short (proceeds $12,174,328)	(11,750,260)

	Contracts/ Notional Amount

OUTSTANDING OPTIONS WRITTEN* (0.1)%

CALL OPTIONS
			Swap Option 3 month LIBOR
		3,000,000	expiring 08/07/2006 @ 4.53%	(9,087)
			Swap Option 3 month LIBOR
		2,000,000	expiring 04/04/2006 @ 4.54%	(1,110)
			Swap Option 3 month LIBOR
		3,000,000	expiring 10/04/2006 @ 4.54%	(13,149)
			Swap Option 3 month LIBOR
		2,000,000	expiring 08/08/2006 @ 4.78%	(12,706)
			Swap Option 3 month LIBOR
		1,000,000	expiring 10/19/2006 @ 4.31%	(2,444)
			Swap Option 3 month LIBOR
		5,000,000	expiring 10/18/2006 @ 4.56%	(24,615)
			Swap Option 3 month LIBOR
		3,000,000	expiring 10/12/2006 @ 4.30%	(6,789)
			Swap Option 3 month LIBOR
		6,800,000	expiring 07/03/2006 @ 4.00%	(1,210)
			U.S. Treasury Note Futures
		9,900,000	expiring 02/24/2006 @ $111.00	(1,547)
			U.S. Treasury Note Futures
		700,000	expiring 02/24/2006 @ $116.00	(547)

			Total Call Options (premium received $383,591)	(73,204)

PUT OPTIONS (0.1)%
			3-Month Sterling Futures
		6,000,000	expiring 12/20/2006 @ $95.50	(7,605)
			Eurodollar Futures
		7,000,000	expiring 09/18/2006 @ $95.00	(2,450)
			Eurodollar Futures

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	71

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Contracts/ Notional Amount	Description	Value (Note 1)

	$5,000,000	expiring 12/18/2006 @ $95.00	$(2,250)
		Eurodollar Futures
	235,000,000	expiring 12/18/2006 @ $95.25	(190,938)
		Eurodollar Futures
	10,000,000	expiring 03/19/2007 @ $95.25	(3,550)
		Eurodollar Futures
	17,000,000	expiring 12/18/2006 @ $95.50	(20,825)
		Swap Option 3 month LIBOR
	6,800,000	expiring 07/03/2006 @ 6.00%	(4,542)
		U.S. Treasury Note Futures
	9,000,000	expiring 02/24/2006 @ $107.00	(9,844)

		Total put options (premium received $442,570)	(242,004)

		Total outstanding options written* (premium received $826,161)	(315,208)

		Total investments, net of outstanding Options Written and Securities Sold Short 109.0% (cost $337,815,974)	337,978,720
		Liabilities in excess of other assets(u) (9.0)%	(27,975,806)

		NET ASSETS 100%	$310,002,914

The following abbreviations are used in portfolio descriptions:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

144A Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR Not Rated by Moodys or Standard & Poor’s

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

(i)	Represents issuer in default on interest payments. Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(k)	Securities segregated as collateral for futures contracts.
(l)	US$ Denominated Foreign Bonds.
(n)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

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(u)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) of financial futures, foreign currency contracts, interest rate and credit default swaps as follows:

During the six months ended January 31, 2006 the Total Return Bond Fund entered into financial futures contracts. Details of open contracts at January 31, 2006 were as follows:

Number of Contracts	Type	Expiration Date	Value at January 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
312	90 Day Euro	Jun. 2007	$74,224,800	$74,310,300	$(85,500)
209	90 Day Euro	Jun. 2007	49,734,163	49,798,751	(64,588)
147	90 Day Euro	Sept. 2007	34,984,163	35,025,788	(41,625)
372	90 Day Euro	Dec. 2006	88,452,300	88,532,388	(80,088)
61	90 Day Euro	Dec. 2007	14,515,713	14,545,076	(29,363)
5	5 yr. Treasury Note	Mar. 2006	1,268,813	1,276,126	(7,313)
37	10 yr. Treasury Note	Mar. 2006	4,012,188	4,016,265	(4,077)
66	30 yr. Treasury Bond	Mar. 2006	7,447,688	7,496,531	(48,843)

					$(361,397)

	Short Positions:
85	90 Day Euro	Mar. 2006	$11,582,840	$11,666,813	$83,973

					$(277,424)

At January 31, 2006, the Total Return Bond Fund had outstanding forward currency contracts to purchase and sell foreign currencies, as follows:

Foreign Currency Purchase Contracts	Value of Payable at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar, 58,000 Expiring 02/23/06	$50,430	$50,919	$489
Euros, 949,000 Expiring 02/14/06	1,150,933	1,150,933	—
Japanese Yen, 23,447,000 Expiring 02/14/06	204,409	199,880	(4,529)

	$1,405,772	$1,401,732	$(4,040)

Foreign Currency Sale Contracts	Value of Receivable at Settlement Date	Current Value	Unrealized Depreciation
Japanese Yen, 23,477,000 Expiring 02/14/06	$199,959	$200,136	$(177)
Pound Sterling, 1,699,000 Expiring 02/23/06	3,003,679	3,022,639	(18,960)

	$3,203,638	$3,222,775	$(19,137)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	73

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

The Total Return Bond portfolio entered into interest rate swap agreements for the six months ended January 31, 2006. The Fund paid a transaction fee for entering into the agreements. Details of the swap agreements outstanding as of January 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	6/15/2035		$300	6.00%	3 Month LIBOR	$38,423
Barclays Capital(1)	9/15/2010	GBP	900	5.00%	6 Month LIBOR	22,530
Merrill Lynch & Co.(2)	12/15/2014	EUR	8,100	4.00%	6 Month LIBOR	(304,047)
UBS AG(1)	6/15/2012	JPY	250,000	2.00%	6 Month LIBOR	(97,982)
Morgan Stanley(2)	6/15/2012	JPY	130,000	2.00%	6 Month LIBOR	(50,705)
Morgan Stanley(2)	6/15/2012	JPY	129,100	2.00%	6 Month LIBOR	(51,063)
Goldman Sachs(2)	6/15/2012	JPY	130,000	2.00%	6 Month LIBOR	(50,867)
Merrill Lynch & Co.(2)	9/20/2009	GBP	2,800	4.50%	6 Month LIBOR	(15,000)
Lehman Brothers(1)	9/20/2009	GBP	14,100	4.50%	6 Month LIBOR	(73,751)
Lehman Brothers(1)	12/15/2035		$500	5.00%	3 Month LIBOR	7,037
Merrill Lynch & Co.(2)	12/15/2035	GBP	200	4.00%	6 Month LIBOR	(8,810)
Goldman Sachs(1)	6/21/2011		$600	5.00%	3 Month LIBOR	616
Goldman Sachs(1)	6/21/2016		$1,100	5.00%	3 Month LIBOR	3,139
Barclays Bank PLC(1)	6/21/2008		$6,700	5.00%	3 Month LIBOR	2,522
Barclays Capital(1)	6/16/2011	GBP	1,800	5.00%	6 Month LIBOR	38,087
Barclays Capital(1)	6/15/2007	GBP	26,100	5.00%	6 Month LIBOR	10,950

						$(528,921)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

The Total Return Bond portfolio entered into credit default swap agreements for the six months ended January 31, 2006. Details of the swap agreements outstanding as of January 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/2008	$500	0.26%	Allstate Corp,, 6.125%, due 02/15/12	$(2,161)
Merrill Lynch & Co.(1)	12/20/2008	200	0.32%	Ingersoll-Rand Co., 6.48%,due 6/1/25	(311)
Morgan Stanley & Co.(1)	12/20/2008	300	0.21%	Emerson Electric Co., 6.48%,due 10/15/12	(793)
Barclays Bank PLC(1)	12/20/2008	400	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(1,434)

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	12/20/2008	300	0.13%	E.I. DuPont, 6.875%, due 10/15/09	$36
Bear Stearns International Ltd.(1)	12/20/2008	400	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(1,885)
Lehman Brothers(1)	12/20/2008	400	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(890)
Lehman Brothers(1)	12/20/2008	400	0.12%	Home Depot, Inc. 5.375%, due 4/1/06	(455)
Citigroup(1)	12/20/2008	300	0.29%	FedEx Corp., 7.25%, due 2/15/11	(1,408)
Lehman Brothers(1)	12/20/2008	200	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(183)
Citigroup(1)	12/20/2008	400	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,600)
Merrill Lynch & Co.(1)	12/20/2008	100	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	152
Citigroup(1)	12/20/2008	600	0.14%	Walmart Stores, Inc., 6.875%, due 8/10/09	(1,201)
UBS AG(1)	12/20/2008	500	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	353
Lehman Brothers(1)	12/20/2008	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(336)
Lehman Brothers(1)	12/20/2008	200	0.30%	Masco Corp., 5.875%, due 7/15/12	392
Lehman Brothers(1)	12/20/2008	200	0.35%	RadioShack Corp., 7.375%, due 5/15/11	1,092
Barclays Bank PLC(1)	12/20/2008	100	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,551)
Bear Stearns International Ltd.(1)	12/20/2008	100	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,592)
Lehman Brothers(1)	12/20/2008	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,084)
Lehman Brothers(1)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,176)
Lehman Brothers(1)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,902)
Bear Stearns International Ltd.(1)	12/20/2008	100	0.24%	Deere & Co., 7.85%, due 3/15/07	(412)
UBS AG(1)	12/20/2008	100	0.37%	RadioShack Corp., 7.375%, due 5/15/11	492
Bear Stearns International Ltd.(1)	12/20/2008	100	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	(346)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	75

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/2008	100	0.22%	Occidental Petoleum Corp., 6.75%, due 1/15/12	$(291)
Merrill Lynch & Co.(1)	12/20/2008	200	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(1,200)
Bear Stearns International Ltd.(1)	12/20/2008	100	0.60%	International Paper Co., 6.75%, due 9/1/11	(749)
Merrill Lynch & Co.(1)	12/20/2008	100	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	(437)
UBS AG(1)	12/20/2008	100	0.44%	Carnival Corp., 6.15%, due 4/15/08	(844)
Morgan Stanley & Co.(1)	12/20/2008	100	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(275)
Merrill Lynch & Co.(1)	12/20/2008	100	0.28%	Occidental Petoleum Corp., 6.75%, due 1/15/12	(378)
UBS AG(1)	12/20/2008	100	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	(698)
Morgan Stanley & Co.(1)	12/20/2008	100	0.53%	The Kroger Co., 4.75%, due 4/15/12	(584)
Bear Stearns International Ltd.(1)	12/20/2008	100	0.15%	Walmart Stores, Inc., 6.875%, due 8/10/09	(227)
Merrill Lynch & Co.(1)	12/20/2008	100	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(1,952)
Lehman Brothers(1)	6/20/2009	800	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(6,697)
Bear Stearns International Ltd.(2)	3/20/2007	400	0.62%	Russian Federation, 2.25%, due 03/31/30	1,356
UBS AG(2)	6/20/2007	500	3.35%	Ford Motor Credit Co., 7.00%, due 10/1/13	(3,915)
JP Morgan Chase(2)	6/20/2010	1,500	3.50%	Ford Motor Credit Co., 7.00%, due 10/1/13	1,125
Lehman Brothers(1)	6/20/2010	2,000	3.40%	General Motors Acceptance Corp., 6.875%, due 8/28/10	(3,054)
Goldman Sachs(2)	9/20/2006	500	1.70%	Ford Motor Credit Co., 7.00%, due 10/1/13	(5,333)
Bear Stearns International Ltd.(2)	6/20/2010	300	0.40%	Dow Jones CDX IG4 Index	(1,053)
Morgan Stanley & Co.(2)	6/20/2006	200	0.58%	Russian Federation, 2.25%, due 03/31/30	276

					$(44,133)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2006 was as follows:

U.S. Government Mortgage Backed Obligations	65.1%
Commercial Paper	17.4
Collateralized Mortgage Obligations	8.9
Corporate Bonds	6.9
Foreign Government Bonds	5.3
U.S. Treasury Obligations	4.4
Municipal Bonds	2.8
Asset-Backed Securities	0.8
Foreign Treasury Obligations	0.8
U.S. Government Agency Obligations	0.4
Outstanding Options Purchased	0.1
Outstanding Options Written	(0.1)
Short Sales	(3.8)

109.0
Liabilities in excess of other assets	(9.0)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	77

Statement of Assets and Liabilities

as of January 31, 2006 (Unaudited)

Strategic Partners Large Capitalization Value Fund
ASSETS
Investments, at value
Unaffiliated investments (cost $65,442,636)	$76,861,599
Affiliated investments (cost $1,561,876)	1,561,876
Receivable for investments sold	535,041
Receivable for Fund shares sold	111,986
Dividends receivable	107,051
Prepaid expenses	3,339

Total assets	79,180,892

LIABILITIES
Payable for investments purchased	488,188
Payable for Fund shares reacquired	288,701
Accrued expenses	67,455
Distribution fee payable	48,509
Management fee payable	46,768
Transfer agent fee payable	33,056
Payable to custodian	4,464
Deferred trustees’ fees	2,627

Total liabilities	979,768

NET ASSETS	$78,201,124

Net assets were comprised of:
Shares of beneficial interest, at par	$5,808
Paid-in capital, in excess of par	62,227,317

62,233,125
Undistributed net investment income	19,172
Accumulated net realized gain on investments	4,529,864
Net unrealized appreciation on investments	11,418,963

Net assets, January 31, 2006	$78,201,124

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Value Fund
Class A:
Net assets	$28,461,885
Shares of beneficial interest issued and outstanding	2,085,943
Net asset value and redemption price per share	$13.64
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.43

Class B:
Net assets	$27,293,032
Shares of beneficial interest issued and outstanding	2,042,609
Net asset value, offering price and redemption price per share	$13.36

Class C:
Net assets	$22,446,207
Shares of beneficial interest issued and outstanding	1,679,813
Net asset value, offering price and redemption price per share	$13.36

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	79

Statement of Assets and Liabilities

as of January 31, 2006 (Unaudited) Cont’d

Strategic Partners Small Capitalization Value Fund
ASSETS
Investments, at value, including securities on loan of $40,345,891:
Unaffiliated investments (cost $275,769,123)	$339,924,613
Affiliated investments (cost $55,608,429)	55,608,429
Cash	18,953
Receivable for Fund shares sold	8,051,183
Receivable for investments sold	2,306,935
Dividends and interest receivable	225,749

Total assets	406,135,862

LIABILITIES
Payable to broker for collateral for securities on loan	41,585,535
Payable for Fund shares reacquired	8,308,637
Payable for investments purchased	5,453,269
Distribution fee payable	219,645
Management fee payable	201,101
Transfer agent fee payable	106,830
Accrued expenses and other liabilities	41,554
Deferred trustees’ fees	5,730

Total liabilities	55,922,301

NET ASSETS	$350,213,561

Net assets were comprised of:
Shares of beneficial interest, at par	$20,900
Paid-in capital, in excess of par	283,387,388

283,408,288
Undistributed net investment income	49,638
Accumulated net realized gain on investments	2,600,145
Net unrealized appreciation on investments	64,155,490

Net assets, January 31, 2006	$350,213,561

See Notes to Financial Statements.

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Strategic Partners Small Capitalization Value Fund
Class A:
Net assets	$91,811,067
Shares of beneficial interest issued and outstanding	5,255,269
Net asset value and redemption price per share	$17.47
Maximum sales charge (5.50% of offering price)	1.02

Maximum offering price to public	$18.49

Class B:
Net assets	$32,742,192
Shares of beneficial interest issued and outstanding	1,995,582
Net asset value and redemption price per share	$16.41

Class C:
Net assets	$96,240,257
Shares of beneficial interest issued and outstanding	5,865,792
Net asset value and redemption price per share	$16.41

Class L:
Net assets	$29,603,344
Shares of beneficial interest issued and outstanding	1,693,798
Net asset value and redemption price per share	$17.48

Class M:
Net assets	$76,336,901
Shares of beneficial interest issued and outstanding	4,658,989
Net asset value and redemption price per share	$16.38

Class X:
Net assets	$23,479,800
Shares of beneficial interest issued and outstanding	1,431,000
Net asset value and redemption price per share	$16.41

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	81

Statement of Assets and Liabilities

as of January 31, 2006 (Unaudited) Cont’d

Strategic Partners Total Return Bond Fund
ASSETS
Investments, at value (cost $350,816,463)	$350,044,188
Foreign currency, at value (cost $493,389)	496,112
Cash	7,895,185
Dividends and interest receivable	2,422,404
Receivable for investments sold	974,258
Receivable for Fund shares sold	296,047
Unrealized appreciation on swaps	128,578
Premium for interest rate swaps purchased	120,264
Prepaid expenses	13,847
Unrealized appreciation on foreign currency contracts	489

Total assets	362,391,372

LIABILITIES
Payable for investments purchased	37,324,774
Securities sold short, at value (proceeds $12,174,328)	11,750,260
Payable for Fund shares reacquired	1,023,135
Unrealized depreciation on swaps	701,632
Interest payable	333,399
Outstanding options written (premium received $826,161)	315,208
Dividends Payable	249,582
Distribution fee payable	210,038
Accrued expenses	196,521
Transfer agent fee payable	168,773
Due to manager	44,206
Due to broker - variation margin	24,605
Unrealized depreciation on foreign currency contracts	23,666
Deferred trustees’ fees	22,659

Total liabilities	52,388,458

NET ASSETS	$310,002,914

Net assets were comprised of:
Shares of beneficial interest, at $.001 par value	$30,511
Paid-in capital, in excess of par	312,689,133

312,719,644
Accumulated net investment loss	(1,871,173)
Accumulated net realized loss on investments	(277,518)
Net unrealized depreciation on investments and foreign currency	(568,039)

Net assets, January 31, 2006	$310,002,914

See Notes to Financial Statements.

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Strategic Partners Total Return Bond Fund
Class A:
Net assets	$43,503,187
Shares of beneficial interest issued and outstanding	4,282,168
Net asset value and redemption price per share	$10.16
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.64

Class B:
Net assets	$40,907,584
Shares of beneficial interest issued and outstanding	4,027,962
Net asset value, offering price and redemption price per share	$10.16

Class C:
Net assets	$54,776,260
Shares of beneficial interest issued and outstanding	5,387,964
Net asset value, offering price and redemption price per share	$10.17

Class L:
Net assets	$29,380,289
Shares of beneficial interest issued and outstanding	2,892,515
Net asset value, offering price and redemption price per share	$10.16

Class M:
Net assets	$121,010,261
Shares of beneficial interest issued and outstanding	11,909,064
Net asset value, offering price and redemption price per share	$10.16

Class X:
Net assets	$20,425,333
Shares of beneficial interest issued and outstanding	2,010,856
Net asset value, offering price and redemption price per share	$10.16

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	83

Statement of Operations

Six Months Ended January 31, 2006 (Unaudited)

Strategic Partners
Large Capitalization Value Fund
NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividends	$873,860
Unaffiliated interest	—
Affiliated dividends	27,283
Affiliated Interest	—
Less: Foreign withholding taxes	(314)

Total income	900,829

Expenses
Management fee	268,575
Distribution fee—Class A	33,584
Distribution fee—Class B	139,010
Distribution fee—Class C	110,333
Distribution fee—Class L	—
Distribution fee—Class M	—
Distribution fee—Class X	—
Custodian’s fees and expenses	68,000
Transfer agent’s fees and expenses(a)	63,000
Reports to shareholders	21,000
Legal fees and expenses	13,000
Audit fee	10,000
Registration fees	8,000
Trustees’ fees	6,000
Miscellaneous	8,864

Total expenses	749,366
Less: Expense subsidy (Note 2)	—

Net expenses	749,366

Net investment income	151,463

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	6,594,172
Foreign currency transactions	—
Other transactions*	—

6,594,172

Net change in unrealized appreciation (depreciation) on:
Investments	(4,104,163)
Foreign currencies	—
Other investments**	—

(4,104,163)

Net gain (loss) on investments and foreign currencies	2,490,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,641,472

(a) Including affiliated expense of	$48,000

*	Net realized gain (loss) on other transactions is comprised of: Options Written $284,820, Futures ($1,061,751) and Swaps $730,010.

See Notes to Financial Statements.

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Strategic Partners
Small Capitalization Value Fund	Total Return Bond Fund

$2,177,364	$8,488
—	7,611,672
327,238	—
33,112	—
(3,225)	—

2,534,489	7,620,160

1,051,341	761,812
91,985	51,699
154,808	162,621
400,780	206,970
66,880	72,168
343,970	590,349
103,932	96,044
51,000	121,000
77,000	250,000
35,000	82,000
19,000	52,000
11,000	23,000
35,000	32,000
8,000	6,000
32,236	10,582

2,481,932	2,518,245
—	(114,146)

2,481,932	2,404,099

52,557	5,216,061

40,424,126	422,190
—	(48,957)
—	(46,921)

40,424,126	326,312

(21,252,475)	(4,512,978)
—	71,382
—	(675,264)

(21,252,475)	(5,116,860)

19,171,651	(4,790,548)

$19,224,208	$425,513

$74,000	$243,000

**	Net change in unrealized appreciation (depreciation) on other investments is comprised of: Short Sales ($5,594), Options Written $125,474, Futures ($179,365), and Swaps ($615,779).

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	85

Statement of Changes in Net Assets

(Unaudited)

	Strategic Partners
	Large Capitalization Value Fund
	Six Months Ended January 31, 2006	Year Ended July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$151,463	$150,428
Net realized gain (loss) on investment transactions	6,594,172	7,728,085
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,104,163)	4,693,738

Net increase (decrease) in net assets resulting from operations	2,641,472	12,572,251

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(152,110)	(135,149)
Class B	—	(7,090)
Class C	—	(5,766)
Class L	—	—
Class M	—	—
Class X	—	—

Total dividends from net investment income	(152,110)	(148,005)

Distributions from net realized gains
Class A	(2,526,583)	(325,677)
Class B	(2,659,515)	(489,630)
Class C	(2,100,435)	(398,202)
Class L	—	—
Class M	—	—
Class X	—	—

Total distributions from net realized gains	(7,286,533)	(1,213,509)

Fund share transactions (Net of share conversions) (Note 6 and Note 7)
Proceeds from shares sold	13,013,491	17,016,822
Net asset value of shares issued to shareholders in reinvestment of dividends	7,034,891	1,288,539
Net asset value of shares issued in merger	—	—
Cost of shares reacquired	(11,230,520)	(16,272,502)

Net increase (decrease) in net assets from Fund share transactions	8,817,862	2,032,859

Total increase (decrease)	4,020,691	13,243,596

NET ASSETS
Beginning of period	74,180,433	60,936,837

End of period(a)	$78,201,124	$74,180,433

(a) Includes undistributed net investment income of:	$19,172	$19,819

See Notes to Financial Statements.

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Strategic Partners
Small Capitalization Value Fund		Total Return Bond Fund
Six Months Ended January 31, 2006	Year Ended July 31, 2005	Six Months Ended January 31, 2006	Year Ended July 31, 2005

$52,557	$(265,906)	$5,216,061	$2,024,289
40,424,126	14,475,624	326,312	2,835,165
(21,252,475)	8,034,276	(5,116,860)	255,136

19,224,208	22,243,994	425,513	5,114,590

—	—	(1,059,183)	(1,637,950)
—	—	(986,592)	(2,784,952)
—	—	(1,293,108)	(1,566,991)
—	—	(716,005)	—
—	—	(2,652,166)	—
—	—	(430,228)	—

—	—	(7,137,282)	(5,989,893)

(11,692,636)	(924,828)	(71,500)	(150,857)
(5,114,517)	(778,848)	(71,792)	(283,481)
(14,269,982)	(755,520)	(99,518)	(161,425)
(4,570,795)	—	(53,369)	—
(12,547,521)	—	(221,770)	—
(3,768,741)	—	(35,808)	—

(51,964,192)	(2,459,196)	(553,757)	(595,763)

81,914,720	56,871,249	20,311,241	17,602,271
41,340,473	2,228,904	6,222,318	5,533,371
186,714,159	—	258,568,048	—
(51,877,732)	(18,746,357)	(61,933,222)	(32,142,451)

258,091,620	40,353,796	223,168,385	(9,006,809)

225,351,636	60,138,594	215,902,859	(10,477,875)

124,861,925	64,723,331	94,100,055	104,577,930

$350,213,561	$124,861,925	$310,002,914	$94,100,055

$49,638	$—	$—	$50,048

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	87

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of four separate funds (the “Fund” or “Funds”): Strategic Partners Large Capitalization Value Fund (“Large Capitalization Value”), Strategic Partners Small Capitalization Value Fund (“Small Capitalization Value”), Strategic Partners Total Return Bond Fund (“Total Return Bond”) and Jennison Conservative Growth Fund (formerly known as Strategic Partners Large Capitalization Growth). The financial statements for the Jennison Conservative Growth Fund are not included herein.

The Funds’ investment objectives are as follows: Large Capitalization Value—total return consisting of capital appreciation and dividend income through investment primarily in common stocks that, in the investment subadviser’s opinion, are undervalued; Small Capitalization Value—above average capital appreciation through investment in small company common stocks that, in the investment subadviser’s opinion, are undervalued or overlooked in the marketplace; Total Return Bond—total return consisting of current income and capital appreciation through investment primarily in fixed-income securities and related derivatives of varying maturities with a dollar weighted average portfolio maturity of more than four years but not more than fifteen years. The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be

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over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or

Strategic Partners Style Specific Funds	89

Notes to Financial Statements

(Unaudited) Cont’d.

designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the fiscal year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

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Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Total Return Bond may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as net unrealized appreciation or depreciation on forward currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are paid or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Funds invest in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: Total Return Bond may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in

Strategic Partners Style Specific Funds	91

Notes to Financial Statements

(Unaudited) Cont’d.

prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When the Fund writes an option on a swap contract, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements: Total Return Bond may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap

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agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Short Sales: Total Return Bond may enter into short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Strategic Partners Style Specific Funds	93

Notes to Financial Statements

(Unaudited) Cont’d.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. All other Funds declare and pay a dividend from net investment income, if any, at least annually. Each Fund declares and pays its net gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

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Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Funds, administers the Funds’ affairs and is responsible for the selection, subject to review and approval of the Trustees, of the subadvisers. PI supervises the subadvisers’ performance of advisory services and makes recommendations to the Trustees as to whether the subadvisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Funds bear all other costs and expenses.

The subadvisers noted below each furnished investment advisory services in connection with the management of the Funds.

Fund	Subadviser
Large Capitalization Value	JP Morgan Investment Management, Inc., Hotchkis & Wiley Capital Management, LLC and NFJ Investment Group L.P.
Small Capitalization Value	NFJ Investment Group L.P., EARNEST Partners, LLC, Lee Munder Investments Ltd., Vaughn Nelson Investment Management, L.P., and JP Morgan Investment Management, Inc.
Total Return Bond	Pacific Investment Management Company LLC

The management fee paid to PI is computed daily and payable monthly, at an annual rate of the average daily net assets of the Funds as specified below. From its fee, PI pays each subadviser for its services.

Fund	Contracted Management Fee	Effective Management Fee
Large Capitalization Value	.70%	.70%
Small Capitalization Value	.70%	.70%
Total Return Bond	.50%	.50%

PI has voluntarily agreed to reimburse each Fund, the portion of the management fee for that Fund equal to the amount that the aggregate annual ordinary operating

Strategic Partners Style Specific Funds	95

Notes to Financial Statements

(Unaudited) Cont’d.

expenses (excluding interest, taxes and brokerage commissions) exceed the percentage stated below, of the Fund’s average daily net assets.

Fund	Expense Limit
Large Capitalization Value
Class A	1.60%
Class B	2.35
Class C	2.35
Small Capitalization Value
Class A	1.95
Class B	2.70
Class C	2.70
Class L	2.20
Class M	2.70
Class X	2.70
Total Return Bond
Class A	1.05
Class B	1.55
Class C	1.55
Class L	1.30
Class M	1.80
Class X	1.80

The Trust has a distribution agreement with Prudential Investments Management Services LLC (“PIMS”), which acts as the distributor of the shares of the Trust. The Trust compensates PIMS for distributing and servicing the Funds’ shares pursuant to plans of distribution (“Distribution Plans”), regardless of the expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Distribution Plans, the Trust compensates PIMS for distribution related activities at the following percentages of average daily net assets:

	Large Capitalization Value	Small Capitalization Value	Total Return Bond
Class A	.30 of 1%	.30 of 1%	.30 of 1%
Class B	1%	1%	1%
Class C	1%	1%	1%
Class L	N/A	.50 of 1%	.50 of 1%
Class M	N/A	1%	1%
Class X	N/A	1%	1%

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For the six months ended January 31, 2006, PIMS contractually agreed to limit such fees to the following percentages of average daily net assets:

	Large Capitalization Value	Small Capitalization Value	Total Return Bond
Class A	.25 of 1%	.25 of 1%	.25 of 1%
Class B	1%	1%	.75 of 1%
Class C	1%	1%	.75 of 1%
Class L	N/A	.50 of 1%	.50 of 1%
Class M	N/A	1%	1%
Class X	N/A	1%	1%

PIMS has advised the Funds of its receipt of front-end sales charges resulting from sales of Class A shares for the six months ended January 31, 2006. These amounts were approximately as follows:

Fund	Class A
Large Capitalization Value	$78,100
Small Capitalization Value	483,200
Total Return Bond	49,000

From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B, Class C, Class M and Class X shareholders for the six months ended January 31, 2006. These amounts were approximately as follows:

Fund	Class B	Class C	Class M	Class X
Large Capitalization Value	$21,500	$800	$—	$—
Small Capitalization Value	24,400	7,200	93,200	16,400
Total Return Bond	50,200	2,700	269,600	22,600

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period October 29, 2004 through October 28, 2005, the Companies paid a commitment fee of .075 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Companies pro rata, based on net assets. The purpose

Strategic Partners Style Specific Funds	97

Notes to Financial Statements

(Unaudited) Cont’d.

of the SCA is to serve as an alternative source of funding for capital share redemptions. Effective October 29, 2005, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 27, 2006. The Trust did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

The Funds pay networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations. For the six months ended January 31, 2006, the Funds paid networking fees as follows:

Fund	Total Networking Fees Incurred
Large Capitalization Value	$16,200
Small Capitalization Value	73,600
Total Return Bond	39,300

For the six months ended January 31, 2006, the amount of brokerage commissions earned by Wachovia and Prudential Equity Group, LLC (“PEG”), an indirect, wholly-owned subsidiary of Prudential, from portfolio transactions executed on behalf of the Funds were as follows:

Fund	Wachovia	PEG
Large Capitalization Value	—	$60
Small Capitalization Value	$664	—

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the

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Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended January 31, 2006, the following Funds earned income from the Series by investing their excess cash.

Fund	Earned Income
Large Capitalization Value	$27,283
Small Capitalization Value	327,238

Note 4. Fund Securities

Purchases and sales of portfolio securities, excluding U.S. government securities, short-term investments, short sales and written options, for the six months ended January 31, 2006 were as follows:

Fund	Purchases	Sales
Large Capitalization Value	$53,984,877	$56,087,338
Small Capitalization Value	227,092,037	218,510,263
Total Return Bond	7,814,468	7,029,150

Transactions in options written during the six months ended January 31, 2006, were as follows:

Total Return Bond	Number of Contracts/ Swap Notional Amount $(000)	Premium
Balance at beginning of period	18,600,004	$438,770
Written options	494,400,000	517,575
Written swap options	519,000,000	174,239
Expired options	(146,400,004)	(98,341)
Expired swap options	(505,000,000)	(79,122)
Closed options	(48,400,000)	(126,960)

Balance at end of period	332,200,000	$826,161

Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation (depreciation) of the Funds’ investments as of January 31, 2006 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Large Capitalization Value	$67,471,014	$12,440,513	$(1,488,052)	$10,952,461
Small Capitalization Value	332,525,739	69,170,934	(6,163,631)	63,007,303
Total Return Bond	350,882,459	3,795,826	(4,634,097)	(838,271)

Strategic Partners Style Specific Funds	99

Notes to Financial Statements

(Unaudited) Cont’d.

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

Certain Funds have elected to treat net capital losses and/or net currency losses incurred during the nine-month period ended July 31, 2005 as being incurred during the fiscal year ending July 31, 2006.

The capital loss carryforwards and the post-October losses were as follows:

	Post-October Losses		Capital Loss Carryforward
Fund	Currency	Capital
Large Capitalization Value	—	—	—	(a)
Total Return Bond	—	$585,432	—

(a)	Approximately $584,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended July 31, 2005.

Note 6. Capital

Class A shares are subject to a maximum front-end sales charge of 5.50% for each fund except Total Return Bond which is subject to a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1% and 1% respectively for the first six years after purchase. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are charged a CDSC of 1% for shares sold within 12 months from the date of purchase. Class L shares are subject to a CDSC of 1%. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Strategic Partners and JennisonDryden Funds. Class M and Class X shares are not subject to a sales charge, but have a CDSC of 6%. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

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Transactions in shares of beneficial interest during the six months ended January 31, 2006 were as follows:

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Net Asset Value of Shares Issued in Merger	Cost of Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B To Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Large Capitalization Value Fund
Class A	$8,547,280	$2,536,862	—	$(5,032,533)	$376,184	$6,427,793
Class B	1,289,658	2,554,073	—	(2,837,321)	(376,184)	630,226
Class C	3,176,553	1,943,956	—	(3,360,666)	—	1,759,843
Small Capitalization Value Fund
Class A	44,985,954	7,563,627	$10,219,516	(20,588,248)	526,502	42,707,351
Class B	4,571,998	4,841,340	1,712,702	(3,282,362)	(526,502)	7,317,176
Class C	29,132,470	10,792,893	35,491,088	(9,188,675)	—	66,227,776
Class L	703,610	3,861,705	32,453,260	(4,856,654)	—	32,161,921
Class M	1,635,767	11,023,030	82,096,601	(10,807,802)	—	83,947,596
Class X	884,921	3,257,878	24,740,992	(3,153,991)	—	25,729,800
Total Return Bond Fund
Class A	11,268,195	933,282	16,691,250	(11,687,178)	411,635	17,617,184
Class B	1,119,933	914,115	1,853,439	(5,639,491)	(411,635)	(2,163,639)
Class C	2,998,345	1,062,973	39,070,083	(10,468,577)	—	32,662,824
Class L	292,514	635,422	36,721,482	(7,565,307)	—	30,084,111
Class M	4,010,974	2,267,500	141,452,310	(23,658,134)	—	124,072,650
Class X	621,279	409,026	22,779,484	(2,914,535)	—	20,895,254

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Issued in Merger	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B To Class A	Net Increase (Decrease) in Shares Outstanding
Large Capitalization Value Fund
Class A	609,432	190,455	—	(364,769)	27,076	462,194
Class B	92,994	195,565	—	(209,302)	(27,636)	51,621
Class C	233,772	148,848	—	(246,474)	—	136,146
Small Capitalization Value Fund
Class A	2,494,329	458,402	530,884	(1,098,610)	29,317	2,414,322
Class B	262,057	311,942	93,488	(193,460)	(31,033)	442,994
Class C	1,692,505	695,418	1,937,286	(542,789)	—	3,782,420
Class L	40,353	234,043	1,685,883	(266,481)	—	1,693,798
Class M	104,107	711,163	4,481,256	(637,537)	—	4,658,989
Class X	54,540	209,915	1,350,491	(183,946)	—	1,431,000
Total Return Bond Fund
Class A	1,099,174	91,303	1,608,020	(1,140,875)	40,198	1,697,820
Class B	113,977	89,419	178,559	(550,319)	(40,198)	(208,562)
Class C	289,784	104,051	3,763,977	(1,022,108)	—	3,135,704
Class L	29,769	62,256	3,537,715	(737,225)	—	2,892,515
Class M	369,690	222,194	13,627,390	(2,310,210)	—	11,909,064
Class X	61,323	40,090	2,194,555	(285,112)	—	2,010,856

Strategic Partners Style Specific Funds	101

Notes to Financial Statements

(Unaudited) Cont’d.

Transactions in shares of beneficial interest during the year ended July 31, 2005 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Shares Outstanding
Large Capitalization Value Fund
Class A	645,764	32,553	(366,676)	33,598	345,239
Class B	399,693	35,572	(426,107)	(34,232)	(25,074)
Class C	221,126	28,568	(426,987)	—	(177,293)
Small Capitalization Value Fund
Class A	1,719,265	46,216	(454,558)	25,581	1,336,504
Class B	351,281	44,424	(233,424)	(26,791)	135,490
Class C	1,136,810	40,461	(408,236)	—	769,035
Total Return Bond Fund
Class A	1,057,233	163,460	(1,027,744)	85,073	278,022
Class B	341,799	248,158	(1,103,795)	(85,073)	(598,911)
Class C	280,334	122,801	(942,851)	—	(539,716)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Net Assets from Fund Shares Outstanding
Large Capitalization Value Fund
Class A	$8,785,421	$438,164	$(4,978,094)	$460,267	$4,705,758
Class B	5,286,550	471,595	(5,649,148)	(460,267)	(351,270)
Class C	2,944,851	378,780	(5,645,260)	—	(2,321,629)
Small Capitalization Value Fund
Class A	31,299,837	808,310	(8,021,434)	459,306	24,546,019
Class B	5,961,602	743,669	(3,900,641)	(459,306)	2,345,324
Class C	19,609,810	676,925	(6,824,282)	—	13,462,453
Total Return Bond Fund
Class A	11,099,140	1,693,128	(10,749,612)	886,821	2,929,477
Class B	3,574,709	2,569,075	(11,548,266)	(886,821)	(6,291,303)
Class C	2,928,422	1,271,168	(9,844,573)	—	(5,644,983)

Note 7. Mergers

On September 1, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization which provided for the transfer of all assets of each class of shares of the Strategic Partners Mutual Funds, Inc.—Strategic Partners Small

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Company Fund into the respective class of shares of the Strategic Partners Small Capitalization Value Fund and assumption of the liabilities of the fund. This merger was completed on August 19, 2005.

On September 1, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization which provided for the transfer of all assets of each class of shares of the Strategic Partners Mutual Funds, Inc.—Strategic Partners Bond Fund into the respective class of shares of the Strategic Partners Total Return Bond Fund and assumption of the liabilities of the fund. This merger was completed on August 19, 2005.

On March 2, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization which provided for the transfer of all assets of each class of shares of the Strategic Partners Small Capitalization Growth Fund into the respective class of shares of the Strategic Partners Mutual Funds, Inc.—Managed Small Capitalization Growth Fund and assumption of the liabilities of the fund. This merger was completed on October 21, 2005.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Fund		Acquiring Fund
Strategic Partners Mutual Fund Inc - Strategic Partners Small Company Fund	Shares	Strategic Partners Small Capitalization Value Fund	Shares	Value
Class A	700,025	Class A	530,884	$10,219,516
B	123,292	B	93,488	1,712,702
C	2,559,447	C	1,937,286	35,491,088
L	2,237,491	L	1,685,883	32,453,260
M	5,913,807	M	4,481,256	82,096,601
X	1,781,417	X	1,350,491	24,740,992

Strategic Partners Mutual Fund Inc - Strategic Partners Bond Fund	Shares	Strategic Partners Total Return Bond Fund	Shares	Value
Class A	1,589,393	Class A	1,608,020	$16,691,250
B	178,295	B	178,559	1,853,439
C	3,763,326	C	3,763,977	39,070,083
L	3,498,089	L	3,537,715	36,721,482
M	13,621,031	M	13,627,390	141,452,310
X	2,190,660	X	2,194,555	22,779,484

Strategic Partners Style Specific Funds	103

Notes to Financial Statements

Cont’d

The aggregate net assets and unrealized appreciation of the merged and acquiring funds immediately before the acquisitions were as follows:

	Total Net Assets	Unrealized Appreciation
Merged Funds
Strategic Partners Small Company Fund	$186,714,159	$66,199,634
Strategic Partners Bond Fund	258,568,048	3,469,147

Acquiring Funds
Strategic Partners Small Capitalization Value Fund	$128,453,709
Strategic Partners Total Return Bond Fund	93,057,518

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This Page Intentionally Left Blank

Financial Highlights

(Unaudited)

	Strategic Partners Large Capitalization Value Fund Class A
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.58

Income (loss) from investment operations:
Net Investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.46

Total from investment operations	.51

Less Dividends and Distributions:
Dividends from net investment income	(.08)
Distributions from net realized gains on investments	(1.37)

Total dividends and distributions	(1.45)

Net asset value, end of period	$13.64

Total Return(a)	3.72%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,462
Average net assets (000)	$26,651
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.47	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(d)
Net investment income	.87	%(d)
For Class A, B, and C shares:
Portfolio turnover rate	72	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.78%, 1.68% and 1.84% for the years ended July 31, 2003, 2002, 2001, respectively. The net investment income ratios would have been .68%, .58% and .51% for the years ended July 31, 2003, 2002, 2001, respectively.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Value Fund Class A
Year Ended July 31,
2005	2004	2003		2002		2001

$12.33	$10.32	$9.13		$11.01		$9.33

.09	.04	.08		.07		.07
2.50	2.05	1.13		(1.84)		1.77

2.59	2.09	1.21		(1.77)		1.84

(.10)	(.08)	(.02)		—		(.10)
(.24)	—	—		(.11)		(.06)

(.34)	(.08)	(.02)		(.11)		(0.16)

$14.58	$12.33	$10.32		$9.13		$11.01

21.25%	20.29%	13.29%		(16.16)%		19.84%

$23,678	$15,762	$9,973		$8,503		$10,091
$18,926	$13,304	$8,718		$9,523		$7,565

1.46%	1.50%	1.60	%(c)	1.60	%(c)	1.65	%(c)
1.21%	1.25%	1.35%		1.35%		1.40%
.75%	.60%	.86	%(c)	.66	%(c)	.71	%(c)

47%	57%	50%		55%		46%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	107

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Large Capitalization Value Fund Class B
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.29

Income (loss) from investment operations:
Net Investment income	.01
Net realized and unrealized gain (loss) on investment transactions	.43

Total from investment operations	.44

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(1.37)

Total dividends and distributions	(1.37)

Net asset value, end of period	$13.36

Total Return(a)	3.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,293
Average net assets (000)	$27,575
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.22	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(d)
Net investment income	.13	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Less than $.005 per share.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53%, 2.43% and 2.59% for the years ended July 31, 2003, 2002, 2001, respectively. The net investment income ratios would have been (.06)%, (.17)% and (.22)% for the years ended July 31, 2003, 2002, 2001, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Value Fund Class B
Year Ended July 31,
2005	2004	2003		2002		2001

$12.09	$10.14	$9.01		$10.96		$9.28

— (b)	(.02)	.01		(.01)		—	(b)
2.44	1.98	1.12		(1.83)		1.76

2.44	1.96	1.13		(1.84)		1.76

— (b)	(.01)	—		—		—
—	—	—		—		(.02)
(0.24)	—	—		(.11)		(.06)

(0.24)	(.01)	—		(.11)		(0.08)

$14.29	$12.09	$10.14		$9.01		$10.96

20.38%	19.33%	12.54%		(16.87)%		19.05%

$28,446	$24,370	$19,645		$18,614		$21,724
$26,774	$23,051	$17,776		$21,374		$17,188

2.21%	2.25%	2.35	%(c)	2.35	%(c)	2.40	%(c)
1.21%	1.25%	1.35%		1.35%		1.40%
.01%	(.14)%	.12	%(c)	(.09	)%(c)	(.02	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	109

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Large Capitalization Value Fund Class C
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.29

Income from investment operations:
Net Investment income	.01
Net realized and unrealized gain (loss) on investment transactions	.43

Total from investment operations	.44

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(1.37)

Total dividends and distributions	(1.37)

Net asset value, end of period	$13.36

Total Return(a)	3.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,446
Average net assets (000)	$21,888
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.22	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(d)
Net investment income	.13	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Less than $.005 per share.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53%, 2.43% and 2.59% for the years ended July 31, 2003, 2002, 2001, respectively. The net investment income ratios would have been (.06)%, (.18)% and (.18)% for the years ended July 31, 2003, 2002, 2001, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Value Fund Class C
Year Ended July 31,
2005	2004	2003		2002		2001

$12.09	$10.14	$9.01		$10.96		$9.28

— (b)	(.02)	.01		(.01)		—	(b)
2.44	1.98	1.12		(1.83)		1.76

2.44	1.96	1.13		(1.84)		1.76

— (b)	(.01)	—		—		—
—	—	—		—		(.02)
(0.24)	—	—		(.11)		(.06)

(0.24)	(.01)	—		(.11)		(0.08)

$14.29	$12.09	$10.14		$9.01		$10.96

20.38%	19.29%	12.54%		(16.87)%		19.05%

$22,056	$20,805	$19,116		$17,843		$18,211
$21,406	$21,218	$17,279		$18,866		$16,051

2.21%	2.25%	2.35	%(c)	2.35	%(c)	2.40	%(c)
1.21%	1.25%	1.35%		1.35%		1.40%
.01%	(.14)%	.12	%(c)	(.09	)%(c)	.01	%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	111

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Small Capitalization Value Fund Class A
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.81

Income from investment operations:
Net Investment income	.04
Net realized and unrealized gains (losses) on investment transactions	.62

Total from investment operations	.66

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains on investments	(3.00)

Total dividends and distributions	(3.00)

Net asset value, end of period	$17.47

Total Return(a)	4.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$91,811
Average net assets (000)	$72,988
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.13	%(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)
Net investment income	.56	%(e)
For Class A, B, C, L, M, and X shares:
Portfolio turnover rate	79	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 2.46% and the net investment loss ratio would have been (.82)% for the year ended July 31, 2001.
(d)	Calculated based on average share outstanding during the period.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Strategic Partners Small Capitalization Value Fund Class A
Year Ended July 31,
2005	2004(d)	2003(d)	2002(d)	2001

$15.68	$12.19	$11.71	$13.18	$11.08

.02	.02	(.09)	(.09)	(.02)
4.66	3.47	2.00	(.51)	2.49

4.68	3.49	1.91	(0.60)	2.47

	—	—	—	—
	—	(1.43)	(.87)	(.37)

(.55)	—	(1.43)	(.87)	(.37)

$19.81	$15.68	$12.19	$11.71	$13.18

30.31%	28.63%	18.99%	(4.80)%	22.90%

$56,289	$23,589	$11,151	$8,637	$7,986
$33,464	$14,764	$9,198	$8,818	$5,582

1.45%	1.58%	1.91%	1.86%	1.80	%(c)
1.20%	1.33%	1.66%	1.61%	1.55%
.13%	.12%	(.82)%	(.66)%	(.16	)%(c)

106%	69%	61%	142%	54%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	113

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Small Capitalization Value Fund Class B
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.86

Income from investment operations:
Net Investment income	(.01)
Net realized and unrealized gains (losses) on investment transactions	.56

Total from investment operations	.55

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains on investments	(3.00)

Total dividends and distributions	(3.00)

Net asset value, end of period	$16.41

Total Return(a)	3.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,742
Average net assets, end of period (000)	$30,709
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)
Net investment loss	(.19	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 3.21% and the net investment loss ratio would have been (1.58)% for the year ended July 31, 2001.
(d)	Annualized.

See Notes to Financial Statements.

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Strategic Partners Small Capitalization Value Fund Class B
Year Ended July 31,
2005	2004(b)	2003(b)	2002(b)	2001

$15.06	$11.79	$11.46	$13.00	$11.01

(.10)	(.09)	(.17)	(.18)	(.08)
4.45	3.36	1.93	(.49)	2.44

4.35	3.27	1.76	(0.67)	2.36

	—	—	—	—
	—	(1.43)	(.87)	(.37)

(.55)	—	(1.43)	(.87)	(.37)

$18.86	$15.06	$11.79	$11.46	$13.00

29.35%	27.74%	18.01%	(5.44)%	22.03%

$29,282	$21,341	$16,433	$15,818	$12,888
$24,672	$19,998	$14,990	$15,328	$8,432

2.20%	2.33%	2.66%	2.61%	2.55	%(c)
1.20%	1.33%	1.66%	1.61%	1.55%
(.61)%	(.65)%	(1.57)%	(1.41)%	(.92	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	115

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Small Capitalization Value Fund Class C
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.86

Income from investment operations:
Net Investment income	(.01)
Net realized and unrealized gains (losses) on investment transactions	.56

Total from investment operations	.55

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains on investments	(3.00)

Total dividends and distributions	(3.00)

Net asset value, end of period	$16.41

Total Return(a)	3.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$96,240
Average net assets, end of period (000)	$79,503
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.88	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)
Net investment loss	(.19	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 3.21% and the net investment loss ratio would have been (1.58)% for the year ended July 31, 2001.
(d)	Annualized.

See Notes to Financial Statements.

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Strategic Partners Small Capitalization Value Fund Class C
Year Ended July 31,
2005	2004(b)	2003(b)	2002(b)	2001

$15.06	$11.79	$11.46	$13.00	$11.01

(.10)	(.09)	(.17)	(.18)	(.08)
4.45	3.36	1.93	(.49)	2.44

4.35	3.27	1.76	(0.67)	2.36

	—	—	—	—
	—	(1.43)	(.87)	(.37)

(.55)	—	(1.43)	(.87)	(.37)

$18.86	$15.06	$11.79	$11.46	$13.00

29.35%	27.74%	18.01%	(5.44)%	22.03%

$39,291	$19,793	$17,437	$16,896	$8,986
$25,905	$19,308	$15,880	$13,161	$6,346

2.20%	2.33%	2.66%	2.61%	2.55	%(c)
1.20%	1.33%	1.66%	1.61%	1.55%
(.62)%	(.67)%	(1.57)%	(1.41)%	(.92	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	117

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Small Capitalization Value Fund Class L
	August 22, 2005(b) Through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.25

Income from investment operations:
Net Investment income	.02
Net realized and unrealized gains (losses) on investment transactions	1.21

Total from investment operations	1.23

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains on investments	(3.00)

Total dividends and distributions	(3.00)

Net asset value, end of period	$17.48

Total Return(a)	6.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,603
Average net assets, end of period (000)	$29,589
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.38	%(c)
Expenses, excluding distribution and service (12b-1) fees	.88	%(c)
Net investment income	.30	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Commencment of investment operations.
(c)	Annualized.

See Notes to Financial Statements.

118	Visit our website at www.strategicpartners.com

(Unaudited)

	Strategic Partners Small Capitalization Value Fund Class M
	August 22, 2005(b) Through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.32

Income from investment operations:
Net Investment income	(.01)
Net realized and unrealized gains (losses) on investment transactions	1.07

Total from investment operations	1.06

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains on investments	(3.00)

Total dividends and distributions	(3.00)

Net asset value, end of period	$16.38

Total Return(a)	6.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$76,337
Average net assets, end of period (000)	$76,090
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(c)
Expenses, excluding distribution and service (12b-1) fees	.88	%(c)
Net investment loss	(.20	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Commencement of investment operations.
(c)	Annualized.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	119

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Small Capitalization Value Fund Class X
	August 22, 2005(b) Through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.32

Income from investment operations:
Net Investment income	(.01)
Net realized and unrealized gains (losses) on investment transactions	1.10

Total from investment operations	1.09

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains on investments	(3.00)

Total dividends and distributions	(3.00)

Net asset value, end of period	$16.41

Total Return(a)	6.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,480
Average net assets, end of period (000)	$22,991
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(c)
Expenses, excluding distribution and service (12b-1) fees	.88	%(c)
Net investment loss	(.20	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Commencement of investment operations.
(c)	Annualized.

See Notes to Financial Statements.

120	Visit our website at www.strategicpartners.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class A
	Six months ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37

Income from investment operations:
Net Investment income	.20
Net realized and unrealized gains (losses) on investments transactions	(.13)

Total from investment operations	.07

Less Distributions:
Dividends from net investment income	(.26)
Dividends from net realized gains on investments	(.02)

Total dividends and distributions	(.28)

Net asset value, end of period	$10.16

Total Return(a)	.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,503
Average net assets, end of period (000)	$41,022
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)(c)	1.05	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)
Net investment income(c)	3.91	%(d)
For Class A, B, C, L, M, and X shares:
Portfolio turnover rate	117	%(e)

(a)	These total returns does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.15%, 1.47%, 1.26%, 1.10%, 1.22% and 1.36% for the six months ended January 31, 2006 and the years ended July 31, 2005, 2004, 2003, 2002, 2001, respectively. The net investment income ratios would have been 3.81%, 2.00%, 1.67%, 2.85%, 3.15% and 4.15% for the six months ended January 31, 2006 and the years ended July 31, 2005, 2004, 2003, 2002, 2001, respectively.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

122	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund Class A
Year Ended July 31,
2005	2004	2003	2002	2001

$10.53	$10.59	$10.35	$10.43	$9.99

.24	.22	.34	.35	.53
.32	.37	.45	.19	.54

.56	.59	.79	.54	1.07

(.66)	(.28)	(.32)	(.36)	(.53)
(.06)	(.37)	(.23)	(.26)	(.10)

(.72)	(.65)	(.55)	(.62)	(.63)

$10.37	$10.53	$10.59	$10.35	$10.43

5.40%	5.70%	7.67%	5.31%	11.11%

$26,803	$24,280	$22,142	$20,796	$15,205
$26,219	$24,186	$22,632	$17,564	$10,677

1.05%	1.05%	1.05%	1.05%	1.05%
.80%	.80%	.80%	.80%	.80%
2.42%	1.88%	2.90%	3.32%	5.07%

570%	385%	572%	530%	638%

Strategic Partners Style Specific Funds	123

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class B
	Six months ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37

Income from investment operations:
Net investment income	.18
Net realized and unrealized gains (losses) on investments transactions	(.13)

Total from investment operations	.05

Less Distributions:
Dividends from net investment income	(.24)
Dividends from net realized gains on investments	(.02)

Total dividends and distributions	(.26)

Net asset value, end of period	$10.16

Total Return(a)	.44%
Ratios/Supplemental Data:
Net assets, end of period (000)	$40,908
Average net assets, end of period (000)	$43,012
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)(c)	1.55	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)
Net investment loss(c)	3.40	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service fees to .75 of 1% of the average daily net assets of the Class B shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.67%, 1.47%, 1.26%, 1.10%, 1.22% and 1.36% for the six months ended January 31, 2006 and the years ended July 31, 2005, 2004, 2003, 2002, 2001, respectively. The net investment income ratios would have been 3.29%, 2.00%, 1.67%, 2.85%, 3.15% and 4.15% for the six months ended January 31, 2006 and the years ended July 31, 2005, 2004, 2003, 2002, 2001, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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Strategic Partners Total Return Bond Fund Class B
Year Ended July 31,
2005	2004	2003	2002	2001

$10.53	$10.59	$10.35	$10.43	$9.99

.20	.17	.29	.31	.48
.31	.37	.45	.18	.54

.51	.54	.74	.49	1.02

(.61)	(.23)	(.27)	(.31)	(.48)
(.06)	(.37)	(.23)	(.26)	(.10)

(.67)	(.60)	(.50)	(.57)	(.58)

$10.37	$10.53	$10.59	$10.35	$10.43

4.87%	5.18%	7.14%	4.79%	10.57%

$43,939	$50,908	$64,845	$52,250	$25,376
$47,811	$58,123	$62,440	$36,575	$16,257

1.55%	1.55%	1.55%	1.55%	1.55%
.80%	.80%	.80%	.80%	.80%
1.88%	1.46%	2.40%	2.79%	4.57%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	125

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class C
	Six months ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37

Income from investment operations:
Net investment income	.17
Net realized and unrealized gains (losses) on investments transactions	(.11)

Total from investment operations	.06

Less Distributions:
Distributions from net investment income	(.24)
Distributions from net realized gains on investments	(.02)

Total dividends and distributions	(.26)

Net asset value, end of period	$10.17

Total Return(a)	.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$54,776
Average net assets, end of period (000)	$54,742
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)(c)	1.55	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)
Net investment income(c)	3.44	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.63%, 1.47%, 1.26%, 1.10%, 1.22% and 1.36% for the six months ended January 31, 2006 and the years ended July 31, 2005, 2004, 2003, 2002, 2001, respectively. The net investment income ratios would have been 3.36%, 2.00%, 1.67%, 2.85%, 3.15% and 4.15% for the six months ended January 31, 2006 and the years ended July 31, 2005, 2004, 2003, 2002, 2001, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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Strategic Partners Total Return Bond Fund Class C
Year Ended July 31,
2005	2004	2003	2002	2001

$10.53	$10.59	$10.35	$10.43	$9.99

.20	.17	.29	.31	.48
.31	.37	.45	.18	.54

.51	.54	.74	0.49	1.02

(.61)	(.23)	(.27)	(.31)	(.48)
(.06)	(.37)	(.23)	(.26)	(.10)

(.67)	(.60)	(.50)	(.57)	(.58)

$10.37	$10.53	$10.59	$10.35	$10.43

4.87%	5.17%	7.14%	4.79%	10.57%

$23,357	$29,390	$43,274	$38,503	$14,059
$26,422	$35,764	$44,100	$23,935	$7,938

1.55%	1.55%	1.55%	1.55%	1.55%
.80%	.80%	.80%	.80%	.80%
1.86%	1.48%	2.40%	2.77%	4.56%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	127

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class L
	August 22, 2005(c) through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.38

Income from investment operations:
Net investment income	.16
Net realized and unrealized gains (losses) on investments transactions	(.14)

Total from investment operations	.02

Less Distributions:
Dividends from net investment income	(.22)
Dividends from net realized gains on investments	(.02)

Total dividends and distributions	(.24)

Net asset value, end of year	$10.16

Total Return(a)	.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,380
Average net assets, end of period (000)	$32,321
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.30	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)
Net investment income(b)	3.68	%(d)

(a)	Total returns does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.35% for the period ended January 31, 2006. The net investment income ratios would have been 3.62% for the period ended January 31, 2006.
(c)	Commencement of investment operations.
(d)	Annualized.

See Notes to Financial Statements.

128	Visit our website at www.strategicpartners.com

	Strategic Partners Total Return Bond Fund Class M
	August 22, 2005(c) through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.38

Income from investment operations:
Net investment loss	.13
Net realized and unrealized gains (losses) on investments transactions	(.13)

Total from investment operations	.00

Less Distributions:
Distributions from net investment income	(.20)
Distributions from net realized gains on investments	(.02)

Total dividends and distributions	(.22)

Net asset value, end of year	$10.16

Total Return(a)	(.04)%
Ratios/Supplemental Data:
Net assets, end of year (000)	$121,010
Average net assets, end of year (000)	$132,195
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.80	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)
Net investment income(b)	3.19	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.85% for the period ended January 31, 2006. The net investment income ratios would have been 3.14% for the period ended January 31, 2006.
(c)	Commencement of investment operations.
(d)	Annualized.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	129

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class X
	August 22, 2005(c) Through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.38

Income from investment operations:
Net Investment income	.14
Net realized and unrealized gains (losses) on investments transactions	(.14)

Total from investment operations	(.00)

Less Distributions:
Dividends from net investment income	(.20)
Dividends from net realized gains on investments	(.02)

Total dividends and distributions	(.22)

Net asset value, end of period	$10.16

Total Return(a)	(.04)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,425
Average net assets, end of period (000)	$21,507
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.80	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)
Net investment income(b)	3.19	%(d)

(a)	These total returns does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.85%, for the period ended January 31, 2006. The net investment income ratios would have been 3.13%, for the period ended January 31, 2006.
(c)	Commencement of investment operations.
(d)	Annualized.

See Notes to Financial Statements.

130	Visit our website at www.strategicpartners.com

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of Strategic Partners Style Specific Funds (the “Trust”) oversees the management of each of the Trust’s Funds, and, as required by law, is responsible for the approval of each Fund’s investment advisory agreements. At a meeting held on September 8, 2005, the Board met and approved a new investment subadvisory agreement for Strategic Partners Small Capitalization Value Fund (the “Fund”). The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the agreement are discussed separately below.

Pursuant to recommendations from the Trust’s investment manager, Prudential Investments LLC (“PI”), the Board approved a new investment subadvisory agreement with Vaughan Nelson Investment Management (“Vaughan Nelson”). PI recommended that the Board approve Vaughan Nelson as an additional subadvisor to join the Fund’s existing subadvisors. PI recommended the addition of Vaughan Nelson to join the Fund’s existing subadvisors because the existing subadvisors had reached or were expected to shortly reach their capacity limits.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by the current subadvisors under the current subadvisory agreements and those that would be provided to the Fund by Vaughan Nelson under the new subadvisory agreement. The Board considered PI’s representation that the nature and extent of services under the existing and new agreements were generally similar in that the current subadvisors and Vaughan Nelson are each required to provide day-to-day portfolio management services and comply with all Trust policies and applicable rules and regulations. With respect to the quality of services, the Board considered, among other things, the background and experience of Vaughan Nelson’s portfolio management team. The Board had previously met in person with representatives of Vaughan Nelson and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Fund. The Board was also provided with information pertaining to Vaughan Nelson’s organizational structure, senior management, investment operations, and other relevant information pertaining to Vaughan Nelson. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to Vaughan Nelson, summarizing his level of comfort from a compliance perspective with respect to the manager’s recommendation to hire Vaughan Nelson.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Fund by Vaughan Nelson and that there was a reasonable basis on which to conclude that the quality of

Strategic Partners Style Specific Funds

Approval of Advisory Agreements (continued)

investment subadvisory services to be provided by Vaughan Nelson under the new subadvisory agreements should be similar to the quality of similar services provided by the existing subadvisors under the existing subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance, noting that for the one-year, three-year and five-year time periods ended December 31, 2004, the Fund’s returns outperformed the median of the group of funds that was most similar to the Fund (the “Peer Group”), as well as the appropriate benchmark. The funds included in the Peer Group are objectively determined solely by Lipper, Inc., an independent provider of investment company data.

The Board received and considered information regarding the performance of other investment companies managed by Vaughan Nelson utilizing an investment style and strategy similar to that proposed for the Fund, noting that Vaughan Nelson had generally outperformed the various benchmarks over the same time period. The Board recognized that past performance is not predictive of future results.

Investment Subadvisory Fee Rate

The Board considered the proposed subadvisory fee rate payable by PI to Vaughan Nelson under the proposed new subadvisory agreement, which called for a fee rate of 0.40% to $250 million of average daily net assets, and 0.35% over $250 million of average daily net assets. The Board also considered, among other things, the fee rate payable to Vaughan Nelson by any other funds with investment objective similar to that of the Fund for which Vaughan Nelson serves as subadvisor. As a result of the above considerations, the Board concluded that Vaughan Nelson’s proposed fee rate under the new agreement was reasonable.

Subadvisor’s Profitability

Because the engagement of Vaughan Nelson is new, there is no historical profitability with regard to its arrangements with the Fund. As a result, this factor was not considered by the Board.

Economies of Scale

The Board considered information about the potential of PI and Vaughan Nelson to experience economies of scale as the Fund grows in size. The Board noted that PI’s management fee rate did not contain breakpoints. However, the Board noted that

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Vaughan Nelson’s proposed subadvisory fee rate contained breakpoints. In light of the Fund’s current size and fee rate, the Board concluded that the absence of breakpoints in the Fund’s management fee schedule is acceptable at this time.

Other Benefits to the Subadvisor or Its Affiliates from Serving as Subadvisor

The Board considered potential “fallout” or ancillary benefits anticipated to be received by Vaughan Nelson and its affiliates as a result of Vaughan Nelson’s relationship with the Trust. The Board concluded that any potential benefits to be derived by Vaughan Nelson included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisors to mutual funds.

Strategic Partners Style Specific Funds

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisors responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo,
Assistant Secretary • John P. Schwartz, Assistant Secretary • Helen Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISORS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	JP Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	Lee Munder Investments Ltd.	200 Claredon Street Boston, MA 02116

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Style Specific Funds, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Funds’ schedule of portfolio holdings is also available on the Funds’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Style Specific Funds
FUND NAME	Class A		Class B		Class C		Class L*		Class M**		Class X**
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Large Capitalization Value	PLVAX	862934403	TLCBX	862934502	TLCCX	862934601	N/A	N/A	N/A	N/A	N/A	N/A
Small Capitalization Value	PZVAX	862934874	PZVBX	862934866	PZVCX	862934858	N/A	862934775	N/A	862934767	N/A	862934759
Total Return Bond	TATRX	862934817	TBTRX	862934791	PTRCX	862934783	N/A	862934742	N/A	862934734	N/A	862934726

*Closed to most new purchasers (with the exception of reinvested dividends and purchase by college savings plans) and available for limited exchanges only.

**Closed to new purchasers (with the exception of reinvested dividends) and available for limited exchanges only.

MFSP503E2    IFS-A115978    Ed. 03/2006

Jennison Conservative Growth Fund

(Formerly Strategic Partners Large Capitalization Growth Fund)

JANUARY 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

March 15, 2006

Dear Shareholder:

We hope that you find the semiannual report for the Jennison Conservative Growth Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investment profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden.

Sincerely,

Judy A. Rice, President

Jennison Conservative Growth Fund

Jennison Conservative Growth Fund	1

Your Fund’s Performance

Fund objective

The Jennison Conservative Growth Fund, managed by Jennison Associates LLC (Jennison), has long-term capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 1/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	9.60%	16.07%	–27.59%	–15.50%
Class B	9.21	15.14	–30.28	–19.40
Class C	9.21	15.14	–30.28	–19.40
S&P 500 Index[3]	4.67	10.37	1.86	3.57
Russell 1000® Growth Index[4]	3.91	10.81	–20.70	–23.47
Lipper Large-Cap Core Funds Avg.[5]	5.09	10.35	–3.58	2.10

Average Annual Total Returns[1] as of 12/31/05
		One Year	Five Years	Since Inception[2]
Class A		2.59%	–7.16%	–3.98%
Class B		2.81	–6.98	–3.81
Class C		6.81	–6.80	–3.81
S&P 500 Index[3]		4.91	0.54	0.15
Russell 1000® Growth Index[4]		5.26	–3.58	–4.52
Lipper Large-Cap Core Funds Avg.[5]		4.84	–0.95	–0.34

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers were in effect. Without such fee waivers, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven

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years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/3/99.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

5The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Russell 1000 Growth Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/06
Procter & Gamble Co.	4.3%
Microsoft Corp.	3.6
General Electric Co.	3.5
Schlumberger, Ltd.	3.3
Amgen, Inc.	3.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/06
Software	9.8%
Capital Markets	8.5
Semiconductors & Semiconductor Equipment	7.7
Internet Software & Services	6.5
Healthcare Providers & Services	6.3

Industry weightings are subject to change.

Jennison Conservative Growth Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2005, at the beginning of the period, and held through the six-month period ended January 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Conservative Growth Fund		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,096.00	1.58%	$8.35
	Hypothetical	$1,000.00	$1,017.24	1.58%	$8.03

Class B	Actual	$1,000.00	$1,092.10	2.33%	$12.29
	Hypothetical	$1,000.00	$1,013.46	2.33%	$11.82

Class C	Actual	$1,000.00	$1,092.10	2.33%	$12.29
	Hypothetical	$1,000.00	$1,013.46	2.33%	$11.82

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2006 (to reflect the six-month period).

Jennison Conservative Growth Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.5%
COMMON STOCKS

Beverages 2.0%
25,500	PepsiCo, Inc.	$1,458,090

Biotechnology 5.0%
31,600	Amgen, Inc.(a)	2,303,324
16,400	Genentech, Inc.(a)	1,409,088

		3,712,412

Capital Markets 8.5%
17,280	Ameriprise Financial, Inc.	703,123
98,500	Charles Schwab Corp. (The)	1,456,815
5,900	Goldman Sachs Group, Inc.	833,375
25,900	Merrill Lynch & Co., Inc.	1,944,313
12,600	UBS AG	1,370,880

		6,308,506

Commercial Banks 0.5%
7,900	Bank of America Corp.	349,417

Communication Equipment 5.0%
79,600	Cisco Systems, Inc.(a)	1,478,172
52,300	Nokia Corp., ADR (Finland)	961,274
25,700	QUALCOMM, Inc.	1,232,572

		3,672,018

Computers & Peripherals 2.8%
14,000	Apple Computer, Inc.(a)	1,057,140
34,400	Dell, Inc.(a)	1,008,264

		2,065,404

Consumer Finance 2.8%
39,600	American Express Co.	2,077,020

Diversified Financial Services 2.4%
44,700	J.P. Morgan Chase & Co.	1,776,825

Energy Equipment & Services 3.3%
19,200	Schlumberger, Ltd.	2,447,040

Food & Staples Retailing 1.5%
14,900	Whole Foods Market, Inc.	1,100,663

See Notes to Financial Statements.

Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Healthcare Equipment & Supplies 3.6%
11,400	Alcon, Inc.	$1,458,288
24,200	St. Jude Medical, Inc.(a)	1,188,946

		2,647,234

Healthcare Providers & Services 6.3%
26,800	Caremark Rx, Inc.(a)	1,321,240
5,000	CIGNA Corp.	608,000
20,500	UnitedHealth Group, Inc.	1,218,110
19,900	WellPoint, Inc.(a)	1,528,320

		4,675,670

Hotels, Restaurants, & Leisures 1.9%
17,000	Hilton Hotels Corp.	423,810
15,400	Marriott International, Inc.	1,026,256

		1,450,066

Household Products 4.3%
53,565	Proctor & Gamble Co.	3,172,655

Industrial Conglomerates 3.5%
79,400	General Electric Co.	2,600,350

Insurance 2.2%
24,800	American International Group, Inc.	1,623,408

Internet Software & Services 6.5%
32,200	eBay, Inc.(a)	1,387,820
5,100	Google, Inc. (Class A shares)(a)	2,209,575
36,200	Yahoo!, Inc.(a)	1,243,108

		4,840,503

Multiline Retail 3.7%
15,700	Federated Department Stores, Inc.	1,046,091
30,900	Target Corp.	1,691,775

		2,737,866

Oil, Gas & Consumable Fuels 3.2%
17,800	Suncor Energy, Inc.	1,426,136
9,900	Occidental Petroleum Corp.	967,329

		2,393,465

Pharmaceuticals 4.0%
29,200	Novartis AG, ADR (Switzerland)	1,610,672
30,200	Sanofi-Aventis, ADR (France)	1,389,200

		2,999,872

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Semiconductors & Semiconductor Equipment 7.7%
50,000	Intel Corp.	$1,063,500
32,600	Marvell Technology Group Ltd.(a)	2,230,492
27,200	Maxim Integrated Products, Inc.	1,116,288
44,700	Texas Instruments, Inc.	1,306,581

		5,716,861

Software 9.8%
39,400	Adobe Systems, Inc.	1,564,968
20,300	Electronic Arts, Inc.(a)	1,107,974
94,500	Microsoft Corp.	2,660,175
14,800	NAVTEQ Corp.(a)	664,668
24,600	SAP AG, ADR (Germany)	1,263,702

		7,261,487

Specialty Retail 3.5%
28,000	Chico’s FAS, Inc.(a)	1,219,680
21,300	Lowe’s Cos., Inc.	1,353,615

		2,573,295

Textiles, Apparel & Luxury Goods 3.5%
33,500	Coach, Inc.(a)	1,204,325
16,900	NIKE, Inc. (Class B shares)	1,368,055

		2,572,380

	Total long-term investments (cost $63,736,630)	72,232,507

SHORT-TERM INVESTMENT 3.6%

Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
2,644,226	(cost $2,644,226)(b)	2,644,226

	Total Investments 101.1% (cost $66,380,856; Note 3)	74,876,733
	Liabilities in excess of other assets (1.1%)	(777,784)

	Net Assets 100.0%	$74,098,949

The following abbreviation is used in the portfolio descriptions:

ADR—American Depository Receipt

(a)	Non-income producing security.
(b)	Prudential investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2006 were as follows:

Software	9.8%
Capital Markets	8.5
Semiconductors & Semiconductor Equipment	7.7
Internet Software & Services	6.5
Healthcare Providers & Services	6.3
Biotechnology	5.0
Communication Equipment	5.0
Household Products	4.3
Pharmaceuticals	4.0
Multiline Retail	3.7
Healthcare Equipment & Supplies	3.6
Money Market Mutual Fund	3.6
Industrial Conglomerates	3.5
Specialty Retail	3.5
Textiles, Apparel & Luxury Goods	3.5
Energy Equipment & Services	3.3
Oil, Gas and Consumable Fuels	3.2
Computers & Peripherals	2.8
Consumer Finance	2.8
Diversified Financial Services	2.4
Insurance	2.2
Beverages	2.0
Hotels, Restaurants, & Leisures	1.9
Food & Staples Retailing	1.5
Commercial Banks	0.5

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

JANUARY 31, 2006	SEMI-ANNUAL REPORT (unaudited)

Jennison Conservative Growth Fund

Statement of Assets and Liabilities

as of January 31, 2006 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $63,736,630)	$72,232,507
Affiliated investments (cost $2,644,226)	2,644,226
Receivable for investments sold	276,843
Receivable for Fund shares sold	39,189
Dividends receivable	31,022
Prepaid expenses	5,775

Total assets	75,229,562

Liabilities
Payable for investments purchased	665,000
Payable for Fund shares reacquired	181,469
Accrued expenses	149,630
Distribution fee payable	52,998
Payable to custodian	34,416
Management fee payable	15,523
Transfer agent fee payable	27,066
Deferred trustees’ fees	4,511

Total liabilities	1,130,613

Net Assets	$74,098,949

Net assets were comprised of:
Shares of beneficial interest, at par	$90,952
Paid-in capital, in excess of par	150,432,778

150,523,730
Accumulated net investment loss	(514,181)
Accumulated net realized loss on investments	(84,406,477)
Net unrealized appreciation on investments	8,495,877

Net assets, January 31, 2006	$74,098,949

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($16,766,873 ÷ 1,984,293 shares of beneficial interest issued and outstanding)	$8.45
Maximum sales charge (5.50% of offering price)	0.49

Maximum offering price to public	$8.94

Class B
Net asset value, offering price and redemption price per share ($24,016,427 ÷ 2,978,944 shares of beneficial interest issued and outstanding)	$8.06

Class C
Net asset value, offering price and redemption price per share ($33,315,649 ÷ 4,131,944 shares of beneficial interest issued and outstanding)	$8.06

See Notes to Financial Statements.

Jennison Conservative Growth Fund	13

Statement of Operations

Six Months Ended January 31, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income	$303,443
Affiliated dividend income	17,508

Total income	320,951

Expenses
Management fee	269,457
Distribution fee—Class A	22,333
Distribution fee—Class B	123,545
Distribution fee—Class C	172,056
Transfer agent’s fees and expenses (including affiliated expense of $88,000)	101,000
Custodian’s fees and expenses	47,000
Reports to shareholders	44,000
Registration fees	16,000
Legal fees and expenses	14,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous	7,160

Total expenses	830,551

Net investment loss	(509,600)

Net Realized And Unrealized Gain On Investment Transactions
Net realized gain on investment transactions	5,092,908
Net change in unrealized appreciation (depreciation) on investments	2,205,168

Net gain on investments	7,298,076

Net Increase In Net Assets Resulting From Operations	$6,788,476

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2006	Year Ended July 31, 2005
Decrease In Net Assets
Operations
Net investment loss	$(509,600)	$(662,097)
Net realized gain (loss) on investment transactions	5,092,908	(216,464)
Net change in unrealized appreciation (depreciation) of investments	2,205,168	11,151,643

Net increase in net assets resulting from operations	6,788,476	10,273,082

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	2,306,636	5,180,335
Cost of shares reacquired	(14,764,409)	(33,630,602)

Net decrease in net assets from Fund share transactions	(12,457,773)	(28,450,267)

Total decrease	(5,669,297)	(18,177,185)

Net Assets
Beginning of period	79,768,246	97,945,431

End of period	$74,098,949	$79,768,246

See Notes to Financial Statements.

Jennison Conservative Growth Fund	15

Notes to Financial Statements

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of four separate funds: Jennison Conservative Growth Fund, Strategic Partners Large Capitalization Value Fund, Strategic Partners Small Capitalization Value Fund, and Strategic Partners Total Return Bond Fund. These financial statements relate to Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other funds are not presented herein. Prior to September 20, 2005, the Fund was known as the Strategic Partners Large Capitalization Growth Fund.

The Fund’s investment objective is long term capital appreciation through investment primarily in common stocks that, in the investment subadviser’s opinion, should have growth faster than that of the S&P 500.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial

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condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2005, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Jennison Conservative Growth Fund	17

Notes to Financial Statements

Cont’d

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to September 20, 2005, the Fund was subadvised by Columbus Circle Investors and Oak Associates, Ltd. There was no change to the management fee paid to PI as a result of this change.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.70 of 1% of average daily net assets on the first $500 million, 0.65 of 1% of average daily net assets on the next $500 million and 0.60 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .70 of 1% for the six months ended January 31, 2006.

Jennison Conservative Growth Fund	19

Notes to Financial Statements

Cont’d

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares for the six months ended January 31, 2006.

PIMS has advised the Fund that it received approximately $21,800 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it received approximately $22,400 and $500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively, during for the six months ended January 31, 2006.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. For the period October 29, 2004 through October 28, 2005, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA was to be incurred at market rates. The Funds paid a commitment fee of .075 of 1% of the unused portion of the SCA. The commitment fee was accrued daily and paid quarterly and allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 28, 2005. Effective October 29, 2005, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds paid a commitment fee of .0725 of 1% of the unused portion of the revised credit agreement. The expiration of the revised SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2006.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2006, the Fund incurred approximately $27,700 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2006, Prudential Equity Group, LLC earned approximately $230 in broker commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2006, were $100,625,222 and $115,289,839, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$66,910,926	$9,736,076	$1,770,269	$7,965,807

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Jennison Conservative Growth Fund	21

Notes to Financial Statements

Cont’d

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2005 of approximately $88,969,000 of which $10,021,000 expires in 2009, $32,296,000 expires in 2010, $36,576,000 expires in 2011, $9,421,000 expires in 2012 and $655,000 expires in 2013. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B and Class C shares. Class A shares were sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest during the six months ended January 31, 2006 were as follows:

Class A	Shares	Amount
Six months ended January 31, 2006:
Shares sold	153,405	$1,203,943
Shares reacquired	(635,673)	(5,107,468)

Net increase (decrease) in shares outstanding before conversion	(482,268)	(3,903,525)
Shares issued upon conversion from Class B	51,686	414,560

Net increase (decrease) in shares outstanding	(430,582)	$(3,488,965)

Year ended July 31, 2005:
Shares sold	418,860	$2,979,902
Shares reacquired	(1,355,652)	(9,710,305)

Net increase (decrease) in shares outstanding before conversion	(936,792)	(6,730,403)
Shares issued upon conversion from Class B	94,093	687,316

Net increase (decrease) in shares outstanding	(842,699)	$(6,043,087)

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Class B	Shares	Amount
Six months ended January 31, 2006:
Shares sold	53,853	$414,076
Shares reacquired	(466,486)	(3,581,484)

Net increase (decrease) in shares outstanding before conversion	(412,633)	(3,167,408)
Shares reacquired upon conversion into Class A	(54,038)	(414,560)

Net increase (decrease) in shares outstanding	(466,671)	$(3,581,968)

Year ended July 31, 2005:
Shares sold	156,936	$1,085,539
Shares reacquired	(1,183,291)	(8,186,770)

Net increase (decrease) in shares outstanding before conversion	(1,026,355)	(7,101,231)
Shares reacquired upon conversion into Class A	(97,911)	(687,316)

Net increase (decrease) in shares outstanding	(1,124,266)	$(7,788,547)

Class C
Six months ended January 31, 2006:
Shares sold	91,852	$688,617
Shares reacquired	(796,903)	(6,075,457)

Net increase (decrease) in shares outstanding	(705,051)	$(5,386,840)

Year ended July 31, 2005:
Shares sold	161,410	$1,114,894
Shares reacquired	(2,272,515)	(15,733,527)

Net increase (decrease) in shares outstanding	(2,111,105)	$(14,618,633)

Jennison Conservative Growth Fund	23

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2006(d)
Per Share Operating Performance
Net Asset Value, Beginning Of Period	$7.71

Income (loss) from investment operations
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	.77

Total from investment operations	.74

Net asset value, end of period	$8.45

Total Return(a)	9.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,767
Average net assets (000)	$17,721
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.58	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(b)
Net investment income (loss)	(.75	)%(b)
For Class A, B and C shares:
Portfolio turnover rate	133	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2005(d)	2004(d)	2003(d)	2002(d)

$6.81	$6.55	$5.68	$8.45

(.01)	(.05)	(.04)	(.05)
.91	.31	.91	(2.72)

.90	.26	.87	(2.77)

$7.71	$6.81	$6.55	$5.68

13.22%	3.97%	15.32%	(32.78)%

$18,614	$22,195	$23,355	$19,187
$20,234	$24,075	$19,782	$27,440

1.48%	1.43%	1.50%	1.36%
1.23%	1.18%	1.25%	1.11%
(.19)%	(.69)%	(.68)%	(.65)%

69%	53%	57%	74%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended January 31, 2006(c)
Per Share Operating Performance
Net Asset Value, Beginning Of Period	$7.38

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	.74

Total from investment operations	.68

Net asset value, end of period	$8.06

Total Return(a)	9.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,016
Average net assets (000)	$24,507
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.33	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(b)
Net investment loss	(1.50	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B
Year Ended July 31,
2005(c)	2004(c)	2003(c)	2002(c)

$6.58	$6.37	$5.56	$8.34

(.06)	(.10)	(.08)	(.10)
.86	.31	.89	(2.68)

.80	.21	.81	(2.78)

$7.38	$6.58	$6.37	$5.56

12.16%	3.30%	14.57%	(33.33)%

$25,440	$30,055	$32,505	$33,990
$27,444	$33,995	$30,456	$48,934

2.23%	2.18%	2.25%	2.11%
1.23%	1.18%	1.25%	1.11%
(.93)%	(1.44)%	(1.42)%	(1.40)%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended January 31, 2006(c)
Per Share Operating Performance
Net Asset Value, Beginning Of Period	$7.38

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	.74

Total from investment operations	.68

Net asset value, end of period	$8.06

Total Return(a)	9.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$33,316
Average net assets (000)	$34,131
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.33	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(b)
Net investment loss	(1.50	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2005(c)	2004(c)	2003(c)	2002(c)

$6.58	$6.37	$5.56	$8.34

(.06)	(.10)	(.08)	(.10)
.86	.31	.89	(2.68)

.80	.21	.81	(2.78)

$7.38	$6.58	$6.37	$5.56

12.16%	3.30%	14.57%	(33.33)%

$35,714	$45,695	$53,817	$53,328
$40,132	$53,712	$49,591	$78,451

2.23%	2.18%	2.25%	2.11%
1.23%	1.18%	1.25%	1.11%
(.92)%	(1.44)%	(1.43)%	(1.40)%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	29

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Conservative Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s
Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Conservative Growth Fund
Share Class	A	B	C
NASDAQ	TBDAX	TBDBX	TBDCX
CUSIP	862934106	862934205	862934304

MF503E2    IFS-A116076    Ed. 03/2006 R

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s Deborah A. Docs
Deborah A. Docs
Secretary

Date March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date March 30, 2006

*	Print the name and title of each signing officer under his or her signature.